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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds*
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
July 31, 2013

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON CASH RESERVES FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON GOVERNMENT BOND FUND
MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON EQUITY INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON DISCIPLINED EQUITY FUND
MADISON INVESTORS FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | July 31, 2013

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Bond Funds - 61.9%
DoubleLine Total Return Bond Fund Class I	447,070	$4,899,887
Franklin Floating Rate Daily Access Fund Advisor Class	446,841	4,106,465
Madison Core Bond Fund Class Y (A)	825,920	8,391,352
Madison Corporate Bond Fund Class Y (A)	402,670	4,509,904
Madison High Income Fund Class Y (A)	299,840	2,104,875
Madison High Quality Bond Fund Class Y (A)	502,943	5,542,428
Metropolitan West Total Return Bond Fund Class I	689,306	7,306,641
PIMCO Total Return Fund Institutional Class	408,165	4,404,104
Vanguard Intermediate-Term Corporate Bond ETF	25,045	2,096,517
		43,362,173
Foreign Bond Funds - 3.5%
TCW Emerging Markets Income Fund Class I	81,815	696,244
Templeton Global Bond Fund Advisor Class	135,685	1,747,626
		2,443,870
Foreign Stock Funds - 5.4%
Madison International Stock Fund Class Y (A)	172,374	2,102,963
Vanguard FTSE All-World ex-U.S. ETF	35,158	1,627,816
		3,730,779
Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund	594,325	594,325

Stock Funds - 28.5%
iShares Russell Midcap Index Fund ETF	19,301	2,644,237
Madison Disciplined Equity Fund Class Y (A)	283,331	4,360,457
Madison Equity Income Fund Class Y (A)	52,365	512,651
Madison Large Cap Growth Fund Class Y (A)	147,709	2,921,685
Madison Large Cap Value Fund Class Y (A)	347,945	5,678,467
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	294,206	3,859,980
		19,977,477

TOTAL INVESTMENTS - 100.1% ( Cost $66,266,810 )		70,108,624
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(55,309)

TOTAL NET ASSETS - 100.0%		$70,053,315

(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.6%
Bond Funds - 36.3%
DoubleLine Total Return Bond Fund Class I	762,891	$8,361,283
Franklin Floating Rate Daily Access Fund Advisor Class	572,688	5,263,001
Madison Core Bond Fund Class Y (A)	1,099,157	11,167,437
Madison High Income Fund Class Y (A)	319,893	2,245,651
Madison High Quality Bond Fund Class Y (A)	508,895	5,608,025
Metropolitan West Total Return Bond Fund Class I	1,255,686	13,310,275
Vanguard Intermediate-Term Corporate Bond ETF	58,387	4,887,576
		50,843,248
Foreign Bond Funds - 1.5%
TCW Emerging Markets Income Fund Class I	245,991	2,093,386

Foreign Stock Funds - 9.9%
Madison International Stock Fund Class Y (A)	254,249	3,101,840
Madison NorthRoad International Fund Class Y (A)	377,650	4,290,107
Vanguard FTSE All-World ex-U.S. ETF	66,847	3,095,016
Vanguard FTSE Europe ETF	20,391	1,056,254
WisdomTree Japan Hedged Equity Fund ETF	51,587	2,329,153
		13,872,370
Money Market Funds - 2.3%
State Street Institutional U.S. Government Money Market Fund	3,162,188	3,162,188

Stock Funds - 51.6%
iShares Core S&P Mid-Cap ETF	38,940	4,789,620
Madison Disciplined Equity Fund Class Y (A)	771,241	11,869,404
Madison Large Cap Growth Fund Class Y (A)	550,433	10,887,563
Madison Large Cap Value Fund Class Y (A)	912,992	14,900,029
Madison Mid Cap Fund Class Y (A)	608,927	5,608,216
Madison Small Cap Fund Class Y (A)	127,388	1,801,266
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	1,357,724	17,813,343
Vanguard Health Care ETF	12,620	1,173,534
Vanguard Information Technology ETF	45,562	3,552,013
		72,394,988

TOTAL INVESTMENTS - 101.6% ( Cost $124,300,156 )		142,366,180
NET OTHER ASSETS AND LIABILITIES - (1.6%)		(2,281,292)

TOTAL NET ASSETS - 100.0%		$140,084,888

(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.6%
Bond Funds - 13.2%
Madison High Income Fund Class Y (A)	67,216	$471,858
Metropolitan West Total Return Bond Fund Class I	538,026	5,703,080
Vanguard Intermediate-Term Corporate Bond ETF	9,543	798,844
		6,973,782
Foreign Stock Funds - 14.6%
Madison International Stock Fund Class Y (A)	103,775	1,266,050
Madison NorthRoad International Fund Class Y (A)	160,913	1,827,966
Vanguard FTSE All-World ex-U.S. ETF	55,090	2,550,667
Vanguard FTSE Emerging Markets ETF	6,494	253,786
Vanguard FTSE Europe ETF	12,874	666,873
WisdomTree Japan Hedged Equity Fund ETF	26,651	1,203,293
		7,768,635
Money Market Funds - 2.4%
State Street Institutional U.S. Government Money Market Fund	1,281,522	1,281,522

Stock Funds - 70.4%
iShares Core S&P Mid-Cap ETF	15,320	1,884,360
Madison Disciplined Equity Fund Class Y (A)	333,998	5,140,226
Madison Large Cap Growth Fund Class Y (A)	282,309	5,584,064
Madison Large Cap Value Fund Class Y (A)	391,797	6,394,123
Madison Mid Cap Fund Class Y (A)	462,008	4,255,092
Madison Small Cap Fund Class Y (A)	112,878	1,596,094
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	728,377	9,556,306
Vanguard Health Care ETF	8,895	827,146
Vanguard Information Technology ETF	26,611	2,074,594
		37,312,005

TOTAL INVESTMENTS - 100.6% ( Cost $44,306,871 )		53,335,944
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(296,235)

TOTAL NET ASSETS - 100.0%		$53,039,709

(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.7%
Fannie Mae - 31.1%
0.086%, 8/1/13 (A)	$273,000	$273,000
0.500%, 8/9/13	1,750,000	1,750,153
1.250%, 8/20/13	970,000	970,578
1.050%, 9/3/13	950,000	950,809
0.091%, 9/4/13 (A)	700,000	699,941
0.091%, 9/11/13 (A)	300,000	299,969
1.125%, 9/17/13	700,000	700,919
0.101%, 9/18/13 (A)	126,000	125,983
1.000%, 9/23/13	500,000	500,639
0.091%, 9/25/13 (A)	500,000	499,931
0.112%, 10/2/13 (A)	125,000	124,976
4.625%, 10/15/13	800,000	807,383
0.091%, 10/30/13 (A)	102,000	101,977
0.091%, 11/1/13 (A)	200,000	199,954
		8,006,212
Federal Farm Credit Bank - 3.0%
4.920%, 8/26/13	130,000	130,430
0.200%, 9/17/13	288,000	288,034
3.875%, 10/7/13	350,000	352,383
		770,847
Federal Home Loan Bank - 29.3%
0.020%, 8/7/13 (A)	200,000	199,999
0.120%, 8/19/13	325,000	325,003
0.500%, 8/28/13	300,000	300,084
0.101%, 8/30/13 (A)	500,000	499,960
0.093%, 9/4/13 (A)	500,000	499,956
4.000%, 9/6/13	510,000	511,937
0.107%, 9/9/13 (A)	200,000	199,977
0.112%, 9/11/13 (A)	225,000	224,972
0.122%, 9/13/13 (A)	450,000	449,935
5.250%, 9/13/13	735,000	739,392
4.500%, 9/16/13	355,000	356,917
0.107%, 9/18/13 (A)	100,000	99,986
0.101%, 9/20/13 (A)	1,500,000	1,499,792
0.112%, 9/30/13 (A)	177,000	176,968
0.081%, 10/16/13 (A)	500,000	499,916
3.625%, 10/18/13	750,000	755,655
0.086%, 11/1/13 (A)	200,000	199,957
		7,540,406
Freddie Mac - 24.6%
0.071%, 8/2/13 (A)	300,000	299,999
0.081%, 8/30/13 (A)	800,000	799,949
0.081%, 9/4/13 (A)	310,000	309,977
0.081%, 9/9/13 (A)	750,000	749,935

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Cash Reserves Fund Portfolio of Investments (unaudited)

0.096%, 9/10/13 (A)	150,000	149,984
0.104%, 9/16/13 (A)	200,000	199,974
0.112%, 9/23/13 (A)	900,000	899,854
4.125%, 9/27/13	800,000	804,983
0.051%, 10/1/13 (A)	1,800,000	1,799,848
0.061%, 11/5/13 (A)	300,000	299,952
		6,314,455
U.S. Treasury Notes - 7.7%
0.750%, 8/15/13	1,300,000	1,300,346
0.750%, 9/15/13	450,000	450,385
3.125%, 9/30/13	225,000	226,125
		1,976,856
Total U.S. Government and Agency Obligations ( Cost $24,608,776 )		24,608,776
	Shares
INVESTMENT COMPANIES - 3.9%
State Street Institutional U.S. Government Money Market Fund	997,355	997,355

Total Investment Companies ( Cost $997,355 )		997,355

TOTAL INVESTMENTS - 99.6% ( Cost $25,606,131 )		25,606,131
NET OTHER ASSETS AND LIABILITIES - 0.4%		92,297

TOTAL NET ASSETS - 100.0%		$25,698,428

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS – 96.3%
Airport - 0.6%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$135,854

Development - 5.3%
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	475,752
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	770,607
		1,246,359
Education - 13.7%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	188,980
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	166,506
Prince William County Industrial Development Authority, (Prerefunded 10/1/13 @ $101), 5%, 10/1/18	150,000	152,621
University of Virginia, 5%, 6/1/40	255,000	267,551
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	587,460
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	153,287
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	407,745
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	424,932
Virginia Public School Authority, 5%, 12/1/18	100,000	116,500
Virginia Public School Authority, 5%, 8/1/27	350,000	380,688
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	345,735
		3,192,005
Facilities - 13.2%
Gloucester County Industrial Development Authority, (NATL-RE), 4.375%, 11/1/25	500,000	506,735
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	197,667
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	835,599
Northwestern Regional Jail Authority, (Prerefunded 7/1/15 @ $100) (NATL-RE), 5%, 7/1/19	50,000	54,292
Prince William County Park Authority, 4%, 4/15/24	320,000	330,522
Roanoke County Economic Development Authority, (ASSURED GTY), 5%, 10/15/16	200,000	223,144
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100) (NATL-RE), 4.5%, 8/1/25	185,000	199,550
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	515,000	518,502
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	224,846
		3,090,857
General - 7.8%
Fairfax County Economic Development Authority, (NATL-RE), 5.25%, 9/1/19	500,000	501,080
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	338,048
James City County Economic Development Authority, 4%, 6/15/24	360,000	374,526
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC*), 5.5%, 8/1/27	100,000	116,536
Territory of Guam, 5%, 1/1/26	150,000	160,946
Virgin Islands Public Finance Authority, (NATL-RE FGIC), 5%, 10/1/23	100,000	103,021
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	229,312

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

		1,823,469
General Obligation - 12.8%
City of Hampton VA, 5%, 1/15/21	250,000	283,258
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	113,998
City of Richmond VA, (Prerefunded 7/15/14 @ $100) (AGM), 5%, 7/15/23	400,000	417,988
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	255,650
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	592,137
Commonwealth of Virginia, 5%, 6/1/27	150,000	165,237
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	199,407
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	237,250
County of Henrico VA, 5%, 7/15/25	150,000	168,279
County of Loudoun VA, (Prerefunded 12/1/17 @ $100), 5%, 12/1/18	165,000	191,481
County of Prince George VA, (ASSURED GTY ST AID WITHHLDG), 5%, 2/1/20	200,000	223,902
Town of Leesburg VA, 5%, 1/15/41	135,000	141,049
		2,989,636
Medical - 10.8%
Charlotte County Industrial Development Authority, 5%, 9/1/16	335,000	357,666
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	273,835
Harrisonburg Industrial Development Authority, (AMBAC*), 4%, 8/15/16	200,000	216,912
Harrisonburg Industrial Development Authority, (AMBAC*), 5%, 8/15/46	180,000	182,061
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	215,000	225,030
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	485,275
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	500,000	553,200
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	214,548
		2,508,527
Multifamily Housing - 8.8%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	734,614
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	308,133
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	750,330
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	250,475
		2,043,552
Power - 4.1%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	615,432
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	331,145
		946,577
Transportation - 5.0%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	90,376
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC), 5.25%, 7/15/22	60,000	70,505
Richmond Metropolitan Authority, (NATL-RE FGIC), 5.25%, 7/15/22	140,000	158,333
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	254,180
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	597,568
		1,170,962
Utilities - 4.0%
City of Richmond VA, (AGM), 4.5%, 1/15/33	940,000	940,573

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Water - 10.2%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	216,571
Hampton Roads Sanitation District, 5%, 11/1/20	200,000	234,254
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	265,088
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	163,005
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	1,000,000	1,160,190
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	170,334
Virginia Resources Authority, 5%, 11/1/31	160,000	170,155
		2,379,597

TOTAL INVESTMENTS - 96.3% ( Cost $22,323,838 )		22,467,968
NET OTHER ASSETS AND LIABILITIES - 3.7%		861,622

TOTAL NET ASSETS - 100.0%		$23,329,590

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS – 98.4%
Alabama - 8.0%
Alabama Incentives Financing Authority, 5%, 9/1/29	$300,000	$313,881
Mobile County Board of School Commissioners, 3.625%, 3/1/36	520,000	420,025
Troy University, (ASSURED GTY), 4.125%, 11/1/23	420,000	445,460
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	325,913
University of South Alabama, (AMBAC*), 5%, 12/1/24	700,000	763,854
		2,269,133
Arizona - 2.5%
Glendale Western Loop 101 Public Facilities Corp., (Prerefunded 1/1/14 @ $100), 6%, 7/1/24	525,000	537,296
Northern Arizona University, Certificate Participation, (Prerefunded 9/1/15 @ $100) (AMBAC*), 5%, 9/1/23	150,000	163,995
		701,291
Arkansas - 1.8%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	194,600
Lake Hamilton School District No 5 of Garland County, General Obligation Ltd., (ST AID WITHHLDG), 3%, 4/1/21	320,000	323,750
		518,350
Colorado - 1.5%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	425,716

Florida - 13.4%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	641,958
Emerald Coast Utilities Authority, (NATL-RE FGIC), 5%, 1/1/25	300,000	302,106
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	487,023
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	433,471
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	518,705
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	617,694
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	786,180
		3,787,137
Georgia - 2.5%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	359,907
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	101,806
Gwinnett County Development Authority, Certificate Participation, (NATL-RE), 5.25%, 1/1/21	100,000	116,426
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	133,151
		711,290
Illinois - 2.9%
County of Winnebago IL, General Obligation, (Prerefunded 6/30/15 @ $100) (NATL-RE), 5%, 12/30/24	500,000	542,355
Regional Transportation Authority, (AMBAC* GO of AUTH), 7.2%, 11/1/20	240,000	272,962
		815,317
Indiana - 5.8%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	496,850

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free National Fund Portfolio of Investments (unaudited)

Western Boone Multi-School Building Corp., General Obligation, (AGM), 5%, 1/10/20	1,015,000	1,153,233
		1,650,083
Iowa - 2.6%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	511,314
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	221,392
		732,706
Maryland - 2.5%
Maryland State Transportation Authority, (Escrowed To Maturity), 6.8%, 7/1/16	40,000	43,451
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	656,688
		700,139
Massachusetts - 2.5%
Massachusetts School Building Authority, (Prerefunded 8/15/15 @ $100) (AGM), 5%, 8/15/23	635,000	693,661

Michigan - 3.2%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	467,388
Redford Unified School District No. 1, General Obligation, (AMBAC* Q-SBLF), 5%, 5/1/22	410,000	449,147
		916,535
Minnesota - 1.6%
Litchfield Independent School District No. 465, General Obligation, (SD CRED PROG), 3%, 2/1/20	420,000	439,954

Mississippi - 1.8%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC), 7.75%, 2/1/14	500,000	518,260

Missouri - 3.3%
City of O'Fallon MO, Certificate Participation, (NATL-RE), 5.25%, 11/1/16	100,000	111,608
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	605,125
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	226,146
		942,879
New Jersey - 3.0%
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC), 6.5%, 1/1/16	525,000	566,538
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	280,163
		846,701
New York - 3.7%
City of North Tonawanda NY, General Obligation, 4%, 4/1/21	240,000	254,971
New York State Dormitory Authority, (BHAC-CR AMBAC*), 5.5%, 7/1/31	250,000	287,188
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	508,226
		1,050,385
North Carolina - 2.6%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	523,935
State of North Carolina, 4.5%, 5/1/27	200,000	212,876
		736,811
Ohio - 3.9%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	561,700

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free National Fund Portfolio of Investments (unaudited)

County of Allen OH, 4.75%, 9/1/27	530,000	535,692
		1,097,392
Pennsylvania - 1.9%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	485,000	523,674

South Carolina - 1.7%
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	477,545

Texas - 17.5%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	305,508
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	545,360
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	376,050
County of Bexar TX, General Obligation Ltd., 4%, 6/15/32	450,000	430,974
County of Harris TX, General Obligation Ltd., (Prerefunded 10/1/18 @ $100), 5.75%, 10/1/24	250,000	304,460
Frisco Independent School District, General Obligation, (PSF-GTD), 3%, 8/15/35	505,000	388,719
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	454,883
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC*), 6%, 1/1/17	305,000	353,373
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,416,857
State of Texas, General Obligation, 5%, 8/1/27	330,000	369,772
		4,945,956
Virginia - 5.6%
City of Virginia Beach VA, General Obligation, Series A, 4%, 8/1/22	600,000	651,894
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	272,184
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	163,005
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	228,844
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	250,475
		1,566,402
Washington - 1.9%
University of Washington, 5%, 7/1/32	500,000	530,590

Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	204,768

TOTAL INVESTMENTS - 98.4% ( Cost $27,532,227 )		27,802,675
NET OTHER ASSETS AND LIABILITIES - 1.6%		453,617

TOTAL NET ASSETS - 100.0%		$28,256,292

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Tax-Free National Fund Portfolio of Investments (unaudited)

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO of AUTH	General Obligation of the Authority
GO of HOSP	General Obligation of the Hospital District
HUD SECT 8	HUD Insured Multifamily Housing
IBC	Insured Bond Certificate
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program)
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Government Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 9.2%
Fannie Mae - 2.3%
5.5%, 2/1/18 Pool # 555345	$8,450	$8,948
5%, 6/1/18 Pool # 555545	18,075	19,268
6.5%, 5/1/32 Pool # 636758	4,606	5,300
6.5%, 6/1/32 Pool # 254346	6,087	6,817
6%, 8/1/32 Pool # 254405	9,759	10,784
4.5%, 12/1/35 Pool # 745147	42,480	45,005
5.5%, 1/1/38 Pool # 953589	12,108	13,179
		109,301
Freddie Mac - 5.9%
5.5%, 8/1/17 Pool # E90778	6,343	6,753
4.5%, 11/1/23 Pool # G13342	14,035	14,842
3%, 12/1/26 Pool # J17506	81,268	83,573
3%, 1/1/27 Pool # G18420	56,361	57,960
6.5%, 6/1/32 Pool # C01364	6,065	6,891
4%, 10/1/40 Pool # A94362	108,184	112,672
		282,691
Ginnie Mae - 1.0%
7%, 9/20/27 Pool # E2483	4,339	4,992
6%, 2/15/38 Pool # 676516	9,959	10,964
4%, 4/15/39 Pool # 698089	33,648	35,258
		51,214

Total Mortgage Backed Securities ( Cost $429,415 )		443,206
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 88.3%
Fannie Mae - 29.8%
2.375%, 7/28/15	200,000	207,838
1.625%, 10/26/15	200,000	205,063
0.500%, 3/30/16	250,000	249,500
2.375%, 4/11/16	250,000	261,383
1.250%, 1/30/17	500,000	505,131
		1,428,915
Federal Home Loan Bank - 16.4%
4.000%, 9/6/13	150,000	150,570
3.125%, 12/13/13	100,000	101,112
1.375%, 5/28/14	250,000	252,506
3.375%, 6/12/20	265,000	280,315
		784,503
Freddie Mac - 16.7%
2.875%, 2/9/15	125,000	129,929
2.500%, 5/27/16	350,000	367,972
1.250%, 5/12/17	300,000	301,552
		799,453
U.S. Treasury Notes - 25.4%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Government Bond Fund Portfolio of Investments (unaudited)

0.500%, 11/15/13	50,000	50,063
4.250%, 8/15/14	100,000	104,242
2.250%, 1/31/15	100,000	103,031
3.125%, 10/31/16	600,000	646,125
0.750%, 6/30/17	150,000	148,523
3.750%, 11/15/18	150,000	167,391
		1,219,375
Total U.S. Government and Agency Obligations ( Cost $4,181,192 )		4,232,246
	Shares
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund	101,829	101,829
Total U.S. Government and Agency Obligations ( Cost $4,181,192 )		101,829

TOTAL INVESTMENTS - 99.6% ( Cost $4,712,436 )		4,777,281
NET OTHER ASSETS AND LIABILITIES - 0.4%		18,855

TOTAL NET ASSETS - 100.0%		$4,796,136

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 41.0%
Consumer Discretionary - 2.7%
McDonald's Corp., 5.35%, 3/1/18	$1,000,000	$1,147,020
Target Corp., 2.9%, 1/15/22	2,000,000	1,964,136
		3,111,156
Consumer Staples - 4.9%
Coca-Cola Co./The, 4.875%, 3/15/19	2,000,000	2,272,850
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,140,175
Wal-Mart Stores Inc., 4.5%, 7/1/15	2,000,000	2,150,774
		5,563,799
Energy - 1.9%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	544,679
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,587,079
		2,131,758
Financials - 14.8%
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,546,173
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,539,601
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,275,288
John Deere Capital Corp., 1.4%, 3/15/17	2,000,000	1,990,106
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,079,198
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,485,995
Simon Property Group L.P., 4.125%, 12/1/21	2,000,000	2,106,900
US Bancorp, 4.2%, 5/15/14	1,500,000	1,545,603
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,295,042
		16,863,906
Health Care - 2.3%
Eli Lilly & Co., 4.2%, 3/6/14	450,000	459,922
Pfizer Inc., 5.35%, 3/15/15	2,000,000	2,149,090
		2,609,012
Industrials - 2.9%
Caterpillar Inc., 3.9%, 5/27/21	1,500,000	1,575,899
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,727,617
		3,303,516
Information Technology - 8.3%
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,236,776
Google Inc., 3.625%, 5/19/21	1,500,000	1,570,666
Intel Corp., 1.95%, 10/1/16	2,000,000	2,059,142
Microsoft Corp., 3%, 10/1/20	1,500,000	1,544,531
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,081,064
		9,492,179
Materials - 1.4%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,556,883

Telecommunication Service - 1.8%
AT&T Inc., 1.6%, 2/15/17	2,000,000	1,997,182

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

High Quality Bond Fund Portfolio of Investments (unaudited)

Total Corporate Notes and Bonds ( Cost $45,987,433 )		46,629,391
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.5%
Fannie Mae - 10.4%
4.625%, 10/15/14	4,500,000	4,738,990
1.375%, 11/15/16	2,500,000	2,539,608
1.250%, 1/30/17	4,500,000	4,546,174
		11,824,772
Freddie Mac - 7.1%
2.875%, 2/9/15	4,000,000	4,157,732
2.500%, 5/27/16	3,750,000	3,942,559
		8,100,291
U.S. Treasury Notes - 38.0%
0.750%, 9/15/13	2,000,000	2,001,640
2.000%, 11/30/13	5,000,000	5,032,030
2.250%, 5/31/14	5,250,000	5,341,875
4.250%, 8/15/14	5,000,000	5,212,110
2.500%, 4/30/15	4,500,000	4,674,550
0.875%, 1/31/17	4,000,000	4,005,936
3.000%, 2/28/17	4,000,000	4,301,248
1.250%, 1/31/19	4,000,000	3,933,752
3.625%, 2/15/20	3,250,000	3,611,563
2.625%, 11/15/20	2,500,000	2,596,485
2.000%, 2/15/22	2,500,000	2,427,930
		43,139,119
Total U.S. Government and Agency Obligations ( Cost $63,050,610 )		63,064,182
	Shares
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund	2,988,884	2,988,884
Total Short-Term Investments ( Cost $2,988,884 )		2,988,884

TOTAL INVESTMENTS - 99.1% ( Cost $112,026,927 )		112,682,457
NET OTHER ASSETS AND LIABILITIES - 0.9%		985,827

TOTAL NET ASSETS - 100.0%		$113,668,284

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.5% of total net assets.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 0.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.487%, 9/21/30	$64,040	$64,862
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	526,901	527,167
Total Asset Backed Securities ( Cost $589,269 )		592,029
CORPORATE NOTES AND BONDS - 22.6%
Consumer Discretionary - 2.6%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	750,000	956,876
Comcast Corp., 5.3%, 1/15/14	100,000	102,074
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	750,000	786,819
DR Horton Inc., 5.25%, 2/15/15	215,000	223,331
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	575,000	654,828
McDonald's Corp., 5%, 2/1/19	1,000,000	1,143,401
Time Warner Cable Inc., 4%, 9/1/21	100,000	95,060
		3,962,389
Consumer Staples - 2.5%
Campbell Soup Co., 4.5%, 2/15/19	1,000,000	1,089,638
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	113,136
CVS Caremark Corp., 5.75%, 6/1/17	750,000	865,201
Kellogg Co., 4.45%, 5/30/16	100,000	109,082
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	175,359
Sysco Corp., 5.25%, 2/12/18	100,000	114,018
Walgreen Co., 4.875%, 8/1/13	100,000	100,000
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,139,633
		3,706,067
Energy - 2.2%
BP Capital Markets PLC (E), 3.875%, 3/10/15	52,000	54,678
ConocoPhillips, 4.6%, 1/15/15	150,000	158,708
Enterprise Products Operating LLC, 5.2%, 9/1/20	100,000	112,275
Hess Corp., 7.875%, 10/1/29	240,000	305,434
Kinder Morgan Energy Partners L.P. (F), 2.65%, 2/1/19	450,000	452,494
Transocean Inc. (E), 6%, 3/15/18	850,000	958,190
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,333,762
		3,375,541
Financials - 3.5%
Allstate Corp./The, 6.2%, 5/16/14	100,000	104,370
American Express Credit Corp., 2.375%, 3/24/17	380,000	391,840
Bank of America Corp., 3.3%, 1/11/23	200,000	188,283
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	154,617
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	106,180
General Electric Capital Corp., 3.1%, 1/9/23	1,100,000	1,034,162
HCP Inc., 6.7%, 1/30/18	490,000	575,428
JPMorgan Chase & Co., 3.7%, 1/20/15	750,000	779,699
Lehman Brothers Holdings Inc. * (G), 5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (C) (D), 4.25%, 6/15/23	750,000	735,561

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Core Bond Fund Portfolio of Investments (unaudited)

National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	102,483
Simon Property Group L.P., 5.875%, 3/1/17	750,000	850,967
UBS AG (E), 5.75%, 4/25/18	122,000	141,194
US Bancorp, 4.2%, 5/15/14	100,000	103,040
		5,267,876
Health Care - 3.0%
AbbVie Inc. (C) (D), 2%, 11/6/18	100,000	98,321
Baxter International Inc., 3.2%, 6/15/23	1,250,000	1,224,714
Eli Lilly & Co., 4.2%, 3/6/14	100,000	102,205
Eli Lilly & Co., 6.57%, 1/1/16	500,000	561,873
Genentech Inc., 5.25%, 7/15/35	325,000	350,006
Johnson & Johnson, 2.95%, 9/1/20	1,000,000	1,029,433
Merck Sharp & Dohme Corp., 4%, 6/30/15	150,000	159,755
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	500,000	580,425
Pfizer Inc., 5.35%, 3/15/15	100,000	107,455
Wyeth LLC, 6.5%, 2/1/34	230,000	288,120
		4,502,307
Industrials - 2.6%
Boeing Co./The, 8.625%, 11/15/31	240,000	340,323
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	359,283
Danaher Corp., 3.9%, 6/23/21	100,000	105,797
Honeywell International Inc., 3.875%, 2/15/14	1,000,000	1,018,098
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	400,616
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	501,325
Northrop Grumman Corp., 1.75%, 6/1/18	750,000	734,926
United Parcel Service Inc., 5.5%, 1/15/18	100,000	115,174
Waste Management Inc., 7.125%, 12/15/17	235,000	275,480
		3,851,022
Information Technology - 2.0%
Apple Inc., 2.4%, 5/3/23	1,250,000	1,146,699
Cisco Systems Inc., 5.5%, 2/22/16	500,000	559,194
EMC Corp., 2.65%, 6/1/20	750,000	743,814
Google Inc., 3.625%, 5/19/21	100,000	104,711
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	112,005
Intuit Inc., 5.75%, 3/15/17	100,000	111,735
Texas Instruments Inc., 2.375%, 5/16/16	150,000	156,080
		2,934,238
Materials - 1.3%
Ball Corp., 4%, 11/15/23	100,000	91,500
Dow Chemical Co./The, 4.125%, 11/15/21	1,000,000	1,033,258
Rio Tinto Finance USA PLC (E), 2.25%, 12/14/18	250,000	244,038
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	600,772
		1,969,568
Telecommunication Services - 1.8%
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18	1,500,000	1,947,389
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	744,935
		2,692,324

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Core Bond Fund Portfolio of Investments (unaudited)

Utilities - 1.1%
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	739,466
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	951,942
		1,691,408

Total Corporate Notes and Bonds ( Cost $32,173,607 )		33,952,740
LONG TERM MUNICIPAL BOND - 1.0%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	1,500,000	1,551,120
Total Long Term Municipal Bonds ( Cost $1,551,120 )		1,551,120
MORTGAGE BACKED SECURITIES - 14.4%
Fannie Mae - 11.2%
4%, 4/1/15 Pool # 255719	67,843	71,782
5.5%, 4/1/16 Pool # 745444	78,131	82,723
6%, 5/1/16 Pool # 582558	5,392	5,610
5.5%, 2/1/18 Pool # 673194	100,950	106,871
5%, 2/1/19 Pool # 725341	14,443	15,392
5%, 5/1/20 Pool # 813965	176,334	189,247
4.5%, 9/1/20 Pool # 835465	167,507	178,327
5.5%, 3/1/21 Pool # 837199	26,742	29,148
6%, 3/1/21 Pool # 745406	23,008	25,042
6%, 5/1/21 Pool # 253847	17,862	19,598
4.5%, 4/1/23 Pool # 974401	302,245	324,689
4.5%, 6/1/23 Pool # 984075	150,470	159,964
7%, 12/1/29 Pool # 762813	19,595	22,477
7%, 11/1/31 Pool # 607515	19,042	22,208
6.5%, 3/1/32 Pool # 631377	108,732	121,164
6.5%, 5/1/32 Pool # 636758	6,141	7,067
7%, 5/1/32 Pool # 644591	5,025	5,861
6.5%, 6/1/32 Pool # 545691	213,539	232,791
6%, 12/1/32 Pool # 676552	50,323	55,610
5.5%, 4/1/33 Pool # 690206	456,459	499,560
5%, 10/1/33 Pool # 254903	215,981	233,032
5.5%, 11/1/33 Pool # 555880	267,630	292,901
5%, 5/1/34 Pool # 775604	27,858	30,047
5%, 5/1/34 Pool # 780890	118,601	127,920
5%, 6/1/34 Pool # 255230	48,166	51,950
5.5%, 6/1/34 Pool # 780384	174,373	190,502
7%, 7/1/34 Pool # 792636	8,639	9,089
5.5%, 8/1/34 Pool # 793647	86,100	93,829
5.5%, 3/1/35 Pool # 815976	479,415	524,237
5.5%, 7/1/35 Pool # 825283	163,619	178,187
5%, 8/1/35 Pool # 829670	212,471	228,983
5.5%, 8/1/35 Pool # 826872	110,142	119,954
5%, 9/1/35 Pool # 820347	252,925	279,837
5%, 9/1/35 Pool # 835699	254,333	281,196

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Core Bond Fund Portfolio of Investments (unaudited)

5%, 10/1/35 Pool # 797669	213,055	233,941
5.5%, 10/1/35 Pool # 836912	84,397	91,811
5%, 11/1/35 Pool # 844504	270,896	291,798
5%, 11/1/35 Pool # 844809	112,941	121,718
4.5%, 12/1/35 Pool # 745147	42,480	45,005
5%, 12/1/35 Pool # 850561	131,938	142,191
5%, 2/1/36 Pool # 745275	48,070	51,816
5%, 3/1/36 Pool # 745355	63,395	68,474
5.5%, 5/1/36 Pool # 745516	20,605	22,446
6%, 7/1/36 Pool # 870749	116,556	127,305
6%, 11/1/36 Pool # 902510	249,678	279,506
6%, 12/1/36 Pool # 256514	22,652	24,806
6%, 12/1/36 Pool # 902070	34,583	37,931
6%, 12/1/36 Pool # 903002	29,977	32,808
5.5%, 1/1/37 Pool # 905805	55,620	61,501
5.5%, 2/1/37 Pool # 905140	197,177	220,264
5.5%, 5/1/37 Pool # 899323	103,925	113,068
5.5%, 5/1/37 Pool # 928292	340,015	370,081
6%, 10/1/37 Pool # 947563	266,491	291,392
6.5%, 12/1/37 Pool # 889072	345,788	384,297
5.5%, 1/1/38 Pool # 953589	12,108	13,179
6%, 1/1/38 Pool # 965649	13,281	14,518
5%, 4/1/38 Pool # 257160	210,801	227,070
5%, 4/1/38 Pool # 889260	64,149	69,100
5.5%, 7/1/38 Pool # 986805	84,819	92,320
5.5%, 7/1/38 Pool # 986973	214,839	238,174
6.5%, 8/1/38 Pool # 987711	456,819	526,941
4.5%, 8/1/40 Pool # AD8243	224,808	238,469
4%, 9/1/40 Pool # AE3039	1,788,879	1,861,878
4%, 1/1/41 Pool # AB2080	1,342,275	1,396,294
4%, 9/1/41 Pool # AJ1406	1,417,085	1,472,916
4%, 10/1/41 Pool # AJ4046	1,677,726	1,746,097
3%, 9/1/42 Pool # AP6568	192,173	186,516
3.5%, 9/1/42 Pool # AB6228	706,753	714,386
3.5%, 12/1/42 Pool # AQ8892	198,726	200,541
		16,827,353
Freddie Mac - 3.1%
5%, 5/1/18 Pool # E96322	80,449	85,107
5%, 2/1/21 Pool # G11911	26,374	28,447
4.5%, 4/1/23 Pool # J07302	50,044	52,924
4.5%, 11/1/23 Pool # G13342	28,069	29,684
3%, 12/1/26 Pool # J17506	162,536	167,146
3%, 1/1/27 Pool # G18420	84,542	86,940
8%, 6/1/30 Pool # C01005	2,088	2,521
7%, 3/1/31 Pool # C48133	7,525	8,741
6.5%, 1/1/32 Pool # C62333	35,178	40,092
5%, 7/1/33 Pool # A11325	477,170	522,537

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Core Bond Fund Portfolio of Investments (unaudited)

6%, 10/1/34 Pool # A28439	56,206	62,076
6%, 10/1/34 Pool # A28598	38,153	42,137
5%, 4/1/35 Pool # A32315	57,466	61,554
5%, 4/1/35 Pool # A32316	65,656	70,623
6%, 8/1/36 Pool # A51727	14,782	16,137
6.5%, 11/1/36 Pool # C02660	33,826	38,081
5.5%, 11/1/37 Pool # A68787	512,288	569,867
5%, 9/1/38 Pool # G04815	29,862	31,975
3%, 9/1/42 Pool # C04233	1,042,912	1,009,127
3%, 2/1/43 Pool # Q15767	195,131	188,810
3%, 4/1/43 Pool # V80025	742,201	718,158
3%, 4/1/43 Pool # V80026	744,190	720,083
		4,552,767
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	4,076	4,159
6.5%, 2/20/29 Pool # 2714	22,179	25,714
6.5%, 4/20/31 Pool # 3068	11,486	13,309
4%, 4/15/39 Pool # 698089	126,181	132,218
		175,400
Total Mortgage Backed Securities ( Cost $20,836,781 )		21,555,520
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.4%
Federal Farm Credit Bank - 0.4%
5.875%, 10/3/16	500,000	577,989

Freddie Mac - 0.6%
4.500%, 1/15/14	400,000	407,966
5.000%, 2/16/17	450,000	512,802
		920,768
U.S. Treasury Bonds - 8.2%
6.625%, 2/15/27	2,905,000	4,077,894
5.375%, 2/15/31	1,250,000	1,598,047
4.500%, 5/15/38	5,500,000	6,410,937
3.750%, 8/15/41	250,000	257,266
		12,344,144
U.S. Treasury Notes - 46.2%
4.000%, 2/15/14	3,850,000	3,930,611
4.250%, 8/15/14	8,360,000	8,714,648
2.375%, 9/30/14	2,000,000	2,051,250
2.250%, 1/31/15	7,000,000	7,212,184
2.500%, 3/31/15	265,000	274,886
4.250%, 8/15/15	5,500,000	5,936,991
0.375%, 1/15/16	450,000	449,262
1.500%, 6/30/16	1,500,000	1,539,258
2.750%, 11/30/16	5,000,000	5,325,000
3.125%, 1/31/17	3,800,000	4,100,139
2.375%, 7/31/17	2,200,000	2,315,328

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Core Bond Fund Portfolio of Investments (unaudited)

4.250%, 11/15/17	3,550,000	4,013,719
3.875%, 5/15/18	2,750,000	3,079,356
2.750%, 2/15/19	6,200,000	6,589,434
3.125%, 5/15/19	525,000	568,600
3.625%, 8/15/19	2,750,000	3,053,358
2.625%, 11/15/20	3,350,000	3,479,290
3.125%, 5/15/21	2,500,000	2,670,118
1.625%, 11/15/22	2,500,000	2,314,063
1.750%, 5/15/23	2,000,000	1,855,000
		69,472,495
Total U.S. Government and Agency Obligations ( Cost $78,887,129 )		83,315,396
	Shares
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund	11,318,862	11,318,862
Total Short-Term Investments ( Cost $11,318,862 )		11,318,862

TOTAL INVESTMENTS - 101.3% ( Cost $145,356,768 )		152,285,667
NET OTHER ASSETS AND LIABILITIES - (1.3%)		(2,002,157)

TOTAL NET ASSETS - 100.0%		$150,283,510

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of July 31, 2013.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2013.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(F)	Security segregated for forward or when-issued purchase commitments outstanding as of July 31, 2013.
(G)	In default. Issuer is bankrupt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.6%
Consumer Discretionary - 10.7%
Comcast Corp., 6.45%, 3/15/37	$420,000	$501,531
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	400,000	421,268
Discovery Communications LLC, 3.25%, 4/1/23	100,000	94,705
McDonald's Corp., 5.8%, 10/15/17	20,000	23,269
Target Corp., 5.875%, 7/15/16	20,000	22,793
Target Corp., 5.375%, 5/1/17	400,000	456,281
Time Warner Cable Inc., 4%, 9/1/21	250,000	237,650
Time Warner Inc., 6.25%, 3/29/41	250,000	282,076
Viacom Inc., 3.25%, 3/15/23	100,000	94,881
		2,134,454
Consumer Staples - 13.5%
CVS Caremark Corp., 5.75%, 6/1/17	195,000	224,952
General Mills Inc., 5.65%, 2/15/19	380,000	439,924
Kellogg Co., 1.875%, 11/17/16	400,000	406,647
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	11,691
Mondelez International Inc., 6.5%, 8/11/17	20,000	23,405
Mondelez International Inc., 5.375%, 2/10/20	400,000	450,956
Sysco Corp., 0.55%, 6/12/15	200,000	200,004
Sysco Corp., 5.25%, 2/12/18	25,000	28,504
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	433,846
Walgreen Co., 5.25%, 1/15/19	420,000	478,646
		2,698,575
Energy - 11.5%
BP Capital Markets PLC (A), 3.875%, 3/10/15	13,000	13,669
Chevron Corp., 3.191%, 6/24/23	100,000	98,559
ConocoPhillips, 4.6%, 1/15/15	420,000	444,382
Devon Energy Corp., 5.625%, 1/15/14	15,000	15,317
Devon Energy Corp., 5.6%, 7/15/41	100,000	104,983
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	183,553
Kinder Morgan Energy Partners L.P. (B), 2.65%, 2/1/19	50,000	50,277
Marathon Oil Corp., 6%, 10/1/17	400,000	460,185
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	273,449
Occidental Petroleum Corp., 1.5%, 2/15/18	200,000	196,363
Valero Energy Corp., 6.625%, 6/15/37	410,000	458,814
		2,299,551
Financials - 27.4%
Banks - 12.0%
Bank of America Corp., 3.3%, 1/11/23	150,000	141,212
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	325,000	335,004
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	191,496
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,164
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	421,174
KeyCorp, 5.1%, 3/24/21	250,000	277,416
PNC Funding Corp., 3.3%, 3/8/22	100,000	97,485

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Corporate Bond Fund Portfolio of Investments (unaudited)

US Bancorp, 4.2%, 5/15/14	25,000	25,760
US Bancorp, 2.2%, 11/15/16	400,000	411,907
Wells Fargo & Co., 5.625%, 12/11/17	410,000	470,484
Wells Fargo & Co., 4.6%, 4/1/21	15,000	16,327
		2,409,429
Diversified Financial Services - 7.1%
American Express Co., 6.15%, 8/28/17	400,000	462,592
General Electric Capital Corp., 6.75%, 3/15/32	425,000	512,364
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	425,000	435,550
		1,410,506
Insurance - 5.0%
Allstate Corp./The, 5%, 8/15/14	400,000	417,629
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	21,236
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	464,014
Liberty Mutual Group Inc. (C) (D), 4.25%, 6/15/23	100,000	98,075
		1,000,954
Real Estate - 3.3%
HCP Inc., 2.625%, 2/1/20	250,000	236,450
Simon Property Group L.P., 4.125%, 12/1/21	400,000	421,380
		657,830
Health Care - 6.1%
AbbVie Inc. (C) (D), 2%, 11/6/18	400,000	393,285
Baxter International Inc., 3.2%, 6/15/23	100,000	97,977
Merck & Co. Inc., 3.875%, 1/15/21	400,000	425,297
Pfizer Inc., 5.35%, 3/15/15	25,000	26,864
Stryker Corp., 1.3%, 4/1/18	100,000	97,202
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	188,562
		1,229,187
Industrials - 3.7%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	189,445
Caterpillar Inc., 5.2%, 5/27/41	20,000	21,142
CSX Corp., 6.15%, 5/1/37	20,000	23,159
Norfolk Southern Corp., 3.25%, 12/1/21	400,000	395,862
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	97,990
United Parcel Service Inc., 5.5%, 1/15/18	20,000	23,035
		750,633
Information Technology - 15.5%
Apple Inc., 2.4%, 5/3/23	200,000	183,472
Cisco Systems Inc., 5.5%, 2/22/16	425,000	475,315
eBay Inc., 1.35%, 7/15/17	200,000	198,314
EMC Corp., 2.65%, 6/1/20	150,000	148,763
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	412,034
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,647
Intel Corp., 1.95%, 10/1/16	300,000	308,871
Intel Corp., 3.3%, 10/1/21	20,000	20,137
International Business Machines Corp., 1.95%, 7/22/16	400,000	413,142
Intuit Inc., 5.75%, 3/15/17	200,000	223,470

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Corporate Bond Fund Portfolio of Investments (unaudited)

Oracle Corp., 5.75%, 4/15/18	420,000	490,814
Texas Instruments Inc., 1.375%, 5/15/14	200,000	201,436
		3,100,415
Materials - 4.6%
Ball Corp., 4%, 11/15/23	50,000	45,750
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	413,303
EI du Pont de Nemours & Co., 3.25%, 1/15/15	400,000	415,169
Rio Tinto Finance USA PLC (A), 2.25%, 12/14/18	50,000	48,807
		923,029
Telecommunication Service - 0.7%
AT&T Inc., 2.625%, 12/1/22	150,000	137,009

Utilities - 1.9%
Dominion Resources Inc., 2.75%, 9/15/22	400,000	381,181
Total Corporate Notes and Bonds ( Cost $19,061,202 )		19,132,753
	Shares
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund	766,399	766,399
Total Short-Term Investments ( Cost $766,399 )		766,399

TOTAL INVESTMENTS - 99.4% ( Cost $19,827,601 )		19,899,152
NET OTHER ASSETS AND LIABILITIES - 0.6%		117,712

TOTAL NET ASSETS - 100.0%		$20,016,864

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.3% of total net assets.
(B)	Security segregated for forward or when-issued purchase commitments outstanding as of July 31, 2013.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.7%
Consumer Discretionary - 33.9%
Auto Components - 2.7%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$100,000	$106,750
Dana Holding Corp., 6.5%, 2/15/19	350,000	373,625
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	500,000	523,125
Lear Corp., 8.125%, 3/15/20	400,000	441,000
		1,444,500
Automobiles - 1.6%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	800,000	860,000

Hotels, Restaurants & Leisure - 4.9%
Boyd Gaming Corp., 9.125%, 12/1/18	200,000	213,000
Felcor Lodging L.P., 6.75%, 6/1/19	550,000	580,250
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	216,500
Pinnacle Entertainment Inc., 8.625%, 8/1/17	800,000	834,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	216,500
Scientific Games International Inc., 9.25%, 6/15/19	250,000	271,875
Scientific Games International Inc., 6.25%, 9/1/20	350,000	353,500
		2,685,625
Household Durables - 1.0%
Spectrum Brands Inc., 9.5%, 6/15/18	500,000	551,250

Media - 18.2%
Allbritton Communications Co., 8%, 5/15/18	500,000	540,625
AMC Networks Inc., 7.75%, 7/15/21	300,000	336,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	278,125
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	99,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	770,625
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	206,500
CSC Holdings LLC, 6.75%, 11/15/21	400,000	438,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	1,000,000	1,017,500
DISH DBS Corp., 6.75%, 6/1/21	500,000	530,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	265,625
Hughes Satellite Systems Corp., 7.625%, 6/15/21	750,000	811,875
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17	300,000	315,750
Intelsat Jackson Holdings S.A. (B), 7.25%, 10/15/20	825,000	893,062
Intelsat Jackson Holdings S.A. (A) (B), 5.5%, 8/1/23	100,000	96,000
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	492,750
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	106,500
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14	130,000	136,175
Quebecor Media Inc. (B), 7.75%, 3/15/16	136,000	138,210
Univision Communications Inc. (A), 6.75%, 9/15/22	550,000	591,250
UPCB Finance V Ltd. (A) (B), 7.25%, 11/15/21	350,000	377,125
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	265,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

High Income Fund Portfolio of Investments (unaudited)

ViaSat Inc., 6.875%, 6/15/20	370,000	393,125
Videotron Ltee (B), 5%, 7/15/22	200,000	198,000
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	551,250
		9,848,572
Specialty Retail - 5.0%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	750,000	770,625
Michaels FinCo Holdings LLC / Michaels FinCo Inc., PIK (A), 7.5%, 8/1/18	300,000	303,000
Michaels Stores Inc., 7.75%, 11/1/18	550,000	596,063
Penske Automotive Group Inc., 5.75%, 10/1/22	500,000	515,000
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	520,000
		2,704,688
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	274,063

Consumer Staples - 3.4%
Barry Callebaut Services N.V. (A) (B), 5.5%, 6/15/23	300,000	307,479
Central Garden and Pet Co., 8.25%, 3/1/18	350,000	362,250
Del Monte Corp., 7.625%, 2/15/19	250,000	261,250
Hawk Acquisition Sub Inc. (A), 4.25%, 10/15/20	250,000	240,000
Stater Brothers Holdings Inc., 7.75%, 4/15/15	250,000	250,940
US Foods Inc., 8.5%, 6/30/19	400,000	426,000
		1,847,919
Energy - 16.2%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	400,000	426,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	522,500
Bill Barrett Corp., 7.625%, 10/1/19	500,000	530,000
CGG (B), 7.75%, 5/15/17	500,000	512,500
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	528,750
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	328,500
Continental Resources Inc., 8.25%, 10/1/19	250,000	273,750
Ferrellgas L.P. / Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	525,000
FTS International Services LLC / FTS International Bonds Inc. (A), 8.125%, 11/15/18	16,000	17,440
Key Energy Services Inc., 6.75%, 3/1/21	300,000	294,000
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	292,500
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	100,000	97,250
Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/1/21	500,000	505,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	538,750
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	528,750
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	700,000	731,500
Precision Drilling Corp. (B), 6.5%, 12/15/21	750,000	791,250
QEP Resources Inc., 5.375%, 10/1/22	250,000	248,125
QEP Resources Inc., 5.25%, 5/1/23	250,000	246,250
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.5%, 10/1/18	211,000	227,880
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	309,000	332,175
Unit Corp., 6.625%, 5/15/21	250,000	260,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

High Income Fund Portfolio of Investments (unaudited)

		8,757,870
Financials - 1.3%
CIT Group Inc., 5%, 5/15/17	50,000	52,750
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	373,625
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	256,875
		683,250
Health Care - 10.8%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	300,000	327,000
Biomet Inc., 6.5%, 10/1/20	800,000	821,000
DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	266,875
DaVita HealthCare Partners Inc., 5.75%, 8/15/22	250,000	253,438
Endo Health Solutions Inc., 7%, 12/15/20	500,000	522,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	317,625
HCA Inc., 6.5%, 2/15/20	250,000	275,312
HCA Inc., 5.875%, 3/15/22	250,000	264,375
Hologic Inc., 6.25%, 8/1/20	300,000	317,625
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	276,875
Tenet Healthcare Corp., 8%, 8/1/20	850,000	903,125
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18	500,000	526,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc., 7.75%, 2/1/19	400,000	429,500
VPII Escrow Corp. (A) (B), 7.5%, 7/15/21	300,000	321,750
		5,823,250
Industrials - 12.4%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	531,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	750,000	819,375
Belden Inc. (A), 5.5%, 9/1/22	500,000	497,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	357,875
Clean Harbors Inc., 5.125%, 6/1/21	150,000	153,000
FTI Consulting Inc., 6%, 11/15/22	500,000	511,875
Griffon Corp., 7.125%, 4/1/18	1,000,000	1,052,500
HD Supply Inc. (A), 7.5%, 7/15/20	500,000	530,000
Hertz Corp./The, 6.75%, 4/15/19	250,000	269,375
Moog Inc., 7.25%, 6/15/18	500,000	517,500
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18	300,000	324,000
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	60,000	65,400
United Rentals North America Inc., 9.25%, 12/15/19	500,000	562,500
United Rentals North America Inc., 8.25%, 2/1/21	150,000	167,625
United Rentals North America Inc., 7.625%, 4/15/22	300,000	334,500
		6,694,275
Information Technology - 6.7%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	100,000	104,500
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	700,000	738,500
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	248,750
CommScope Inc. (A), 8.25%, 1/15/19	500,000	548,750
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	217,000
Level 3 Financing Inc., 8.625%, 7/15/20	350,000	385,000
Sensata Technologies BV (A) (B), 6.5%, 5/15/19	200,000	214,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

High Income Fund Portfolio of Investments (unaudited)

SunGard Data Systems Inc., 7.375%, 11/15/18	500,000	530,000
Syniverse Holdings Inc., 9.125%, 1/15/19	600,000	648,000
		3,634,500
Materials - 4.1%
Crown Americas LLC / Crown Americas Capital Corp. IV (A), 4.5%, 1/15/23	200,000	186,500
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	100,000	102,250
FMG Resources August 2006 Pty Ltd. (A) (B), 6.875%, 4/1/22	450,000	445,500
Greif Inc., 6.75%, 2/1/17	250,000	276,250
Huntsman International LLC, 4.875%, 11/15/20	400,000	396,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	550,000	572,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	260,000
		2,238,500
Telecommunication Services - 7.0%
CenturyLink Inc., 5.8%, 3/15/22	500,000	497,500
Crown Castle International Corp., 7.125%, 11/1/19	150,000	161,625
Frontier Communications Corp., 8.25%, 5/1/14	8,000	8,320
Qwest Communications International Inc., 7.125%, 4/1/18	500,000	518,750
SBA Communications Corp., 5.625%, 10/1/19	500,000	503,750
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	306,750
Softbank Corp. (A) (B), 4.5%, 4/15/20	250,000	241,875
Sprint Communications Inc. (A), 7%, 3/1/20	200,000	218,000
Sprint Communications Inc., 7%, 8/15/20	600,000	632,250
Windstream Corp., 7.875%, 11/1/17	400,000	447,000
Windstream Corp., 7%, 3/15/19	150,000	152,250
Windstream Corp., 6.375%, 8/1/23	100,000	95,000
		3,783,070
Utilities - 1.9%
GenOn Energy Inc., 7.875%, 6/15/17	200,000	219,000
NRG Energy Inc., 8.25%, 9/1/20	725,000	804,750
		1,023,750
Total Corporate Notes and Bonds ( Cost $50,648,679 )		52,855,082
	Shares
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund	445,567	445,567
Total Short-Term Investments ( Cost $445,567 )		445,567
TOTAL INVESTMENTS - 98.5% ( Cost $51,094,246 )		53,300,649
NET OTHER ASSETS AND LIABILITIES - 1.5%		788,589

TOTAL NET ASSETS - 100.0%		$54,089,238

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.9% of total net assets.
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 57.6%
Consumer Discretionary - 5.7%
McDonald's Corp.	18,500	$1,814,480
Omnicom Group Inc.	18,500	1,188,995
Target Corp.	18,900	1,346,625
Time Warner Inc.	23,500	1,463,110
Viacom Inc., Class B	15,000	1,091,550
		6,904,760
Consumer Staples - 7.5%
Coca-Cola Co./The	25,500	1,022,040
Diageo PLC, ADR	7,300	914,909
Nestle S.A., ADR	16,400	1,114,790
PepsiCo Inc.	20,000	1,670,800
Philip Morris International Inc.	13,000	1,159,340
Procter & Gamble Co./The	20,300	1,630,090
Sysco Corp.	22,000	759,220
Wal-Mart Stores Inc.	10,000	779,400
		9,050,589
Energy - 6.9%
Chevron Corp.	24,200	3,046,538
ConocoPhillips	23,500	1,524,210
Exxon Mobil Corp.	28,000	2,625,000
Occidental Petroleum Corp.	12,000	1,068,600
		8,264,348
Financials - 10.6%
Bank of New York Mellon Corp./The	30,200	949,790
BB&T Corp.	33,500	1,195,615
BlackRock Inc.	3,000	845,880
M&T Bank Corp.	9,200	1,075,112
Northern Trust Corp.	16,000	936,640
PartnerRe Ltd.	13,100	1,172,974
Travelers Cos. Inc./The	33,000	2,757,150
US Bancorp	51,500	1,921,980
Wells Fargo & Co.	46,000	2,001,000
		12,856,141
Health Care - 9.3%
Becton, Dickinson and Co.	9,000	933,480
Johnson & Johnson	33,000	3,085,500
Medtronic Inc.	26,600	1,469,384
Merck & Co. Inc.	48,500	2,336,245
Novartis AG, ADR	10,500	751,905
Pfizer Inc.	91,062	2,661,742
		11,238,256
Industrials - 8.6%
3M Co.	21,500	2,524,745
Boeing Co./The	10,700	1,124,570

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

Emerson Electric Co.	19,000	1,166,030
General Dynamics Corp.	10,000	853,400
United Parcel Service Inc., Class B	21,500	1,866,200
United Technologies Corp.	19,500	2,058,615
Waste Management Inc.	19,500	819,585
		10,413,145
Information Technology - 7.7%
Accenture PLC, Class A	20,900	1,542,629
Automatic Data Processing Inc.	16,500	1,189,485
Intel Corp.	31,000	722,300
Linear Technology Corp.	25,000	1,014,000
Microchip Technology Inc.	21,000	834,540
Microsoft Corp.	47,000	1,496,010
Oracle Corp.	22,000	711,700
QUALCOMM Inc.	28,500	1,839,675
		9,350,339
Telecommunication Service - 1.3%
AT&T Inc.	43,092	1,519,855
Total Common Stocks ( Cost $51,243,035 )		69,597,433
	Par Value
ASSET BACKED SECURITIES - 0.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.487%, 9/21/30	$98,971	100,242
Total Asset Backed Securities ( Cost $101,460 )		100,242
CORPORATE NOTES AND BONDS - 14.0%
Consumer Discretionary - 1.6%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	956,875
DR Horton Inc., 5.25%, 2/15/15	130,000	135,038
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	370,120
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	448,000
		1,910,033
Consumer Staples - 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	400,000	461,441
Mondelez International Inc., 6.5%, 11/1/31	475,000	563,686
		1,025,127
Energy - 1.6%
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	505,237
Hess Corp., 7.875%, 10/1/29	150,000	190,896
Marathon Oil Corp., 6%, 10/1/17	300,000	345,139
Transocean Inc. (D), 7.5%, 4/15/31	400,000	452,333
Valero Energy Corp., 6.125%, 6/15/17	450,000	516,441
		2,010,046
Financials - 1.2%
American Express Credit Corp., 2.375%, 3/24/17	90,000	92,804
HCP Inc., 6.7%, 1/30/18	335,000	393,405
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	410,000	41

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

Simon Property Group L.P., 5.875%, 3/1/17	390,000	442,503
US Bank NA, 6.3%, 2/4/14	500,000	514,197
		1,442,950
Health Care - 2.4%
AbbVie Inc. (B) (C), 2%, 11/6/18	300,000	294,964
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,200,457
Baxter International Inc., 3.2%, 6/15/23	400,000	391,909
Eli Lilly & Co., 6.57%, 1/1/16	300,000	337,124
Genentech Inc., 5.25%, 7/15/35	195,000	210,003
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	255,387
Wyeth LLC, 6.5%, 2/1/34	150,000	187,904
		2,877,748
Industrials - 1.8%
Boeing Co./The, 8.625%, 11/15/31	150,000	212,702
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	220,612
Caterpillar Inc., 3.9%, 5/27/21	450,000	472,770
Danaher Corp., 3.9%, 6/23/21	450,000	476,085
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	266,705
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	334,217
Waste Management Inc., 7.125%, 12/15/17	150,000	175,838
		2,158,929
Information Technology - 1.2%
Apple Inc., 2.4%, 5/3/23	450,000	412,811
Cisco Systems Inc., 5.5%, 2/22/16	240,000	268,413
EMC Corp., 2.65%, 6/1/20	400,000	396,701
International Business Machines Corp., 1.875%, 8/1/22	400,000	358,785
		1,436,710
Materials - 0.4%
Ball Corp., 4%, 11/15/23	100,000	91,500
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	150,000	146,423
Westvaco Corp., 8.2%, 1/15/30	175,000	207,041
		444,964
Telecommunication Service - 0.5%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	588,854

Utilities - 2.5%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	211,385
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	514,598
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	143,343
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	551,044
Westar Energy Inc., 6%, 7/1/14	600,000	628,943
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	951,942
		3,001,255
Total Corporate Notes and Bonds ( Cost $16,034,135 )		16,896,616
LONG TERM MUNICIPAL BOND - 0.3%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	300,000	310,224

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

Total Long Term Municipal Bonds ( Cost $310,224 )		310,224
MORTGAGE BACKED SECURITIES - 7.3%
Fannie Mae - 5.3%
4%, 4/1/15 Pool # 255719	24,381	25,797
5.5%, 4/1/16 Pool # 745444	49,829	52,757
6%, 5/1/16 Pool # 582558	8,088	8,414
5%, 12/1/17 Pool # 672243	133,580	142,669
5%, 5/1/20 Pool # 813965	144,273	154,838
4.5%, 9/1/20 Pool # 835465	167,507	178,327
6%, 5/1/21 Pool # 253847	25,007	27,438
7%, 12/1/29 Pool # 762813	12,469	14,303
7%, 11/1/31 Pool # 607515	19,042	22,208
3.5%, 12/1/31 Pool # MA0919	790,143	805,725
7%, 5/1/32 Pool # 644591	8,040	9,377
5.5%, 10/1/33 Pool # 254904	151,176	165,451
5%, 5/1/34 Pool # 782214	7,071	7,627
5%, 6/1/34 Pool # 255230	117,865	127,126
7%, 7/1/34 Pool # 792636	5,430	5,713
5.5%, 8/1/34 Pool # 793647	52,663	57,391
5.5%, 3/1/35 Pool # 810075	86,537	94,516
5.5%, 3/1/35 Pool # 815976	294,281	321,794
5%, 8/1/35 Pool # 829670	123,530	133,129
5%, 9/1/35 Pool # 820347	150,868	166,920
5%, 9/1/35 Pool # 835699	158,309	175,030
5%, 10/1/35 Pool # 797669	193,686	212,674
5%, 11/1/35 Pool # 844504	189,627	204,258
5%, 11/1/35 Pool # 844809	71,872	77,457
5%, 12/1/35 Pool # 850561	80,310	86,551
5.5%, 2/1/36 Pool # 851330	853	927
5.5%, 9/1/36 Pool # 831820	274,392	306,376
6%, 9/1/36 Pool # 831741	157,053	171,699
5.5%, 10/1/36 Pool # 896340	19,357	21,080
5.5%, 10/1/36 Pool # 901723	121,551	132,411
5.5%, 12/1/36 Pool # 902853	260,269	288,318
5.5%, 12/1/36 Pool # 903059	216,941	238,904
5.5%, 12/1/36 Pool # 907512	122,336	133,659
5.5%, 12/1/36 Pool # 907635	179,764	200,895
3.5%, 8/1/42 Pool # AO8100	380,448	383,922
3%, 2/1/43 Pool # AB8486	491,446	476,979
3%, 2/1/43 Pool # AB8563	294,395	285,729
3%, 3/1/43 Pool # AB8818	491,529	477,060
		6,395,449
Freddie Mac - 1.9%
8%, 6/1/30 Pool # C01005	3,862	4,664
6.5%, 1/1/32 Pool # C62333	52,767	60,139
5%, 7/1/33 Pool # A11325	340,836	373,241

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

6%, 10/1/34 Pool # A28439	33,033	36,483
6%, 10/1/34 Pool # A28598	22,423	24,765
5%, 4/1/35 Pool # A32315	37,928	40,625
5%, 4/1/35 Pool # A32316	37,164	39,975
3%, 8/1/42 Pool # G08502	437,891	423,706
3%, 9/1/42 Pool # C04233	432,021	418,026
3%, 4/1/43 Pool # V80025	494,801	478,772
3%, 4/1/43 Pool # V80026	496,127	480,055
		2,380,451
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	2,666	2,720
6.5%, 2/20/29 Pool # 2714	31,051	36,000
6.5%, 4/20/31 Pool # 3068	19,144	22,181
		60,901
Total Mortgage Backed Securities ( Cost $8,682,376 )		8,836,801
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.1%
U.S. Treasury Bonds - 1.3%
6.625%, 2/15/27	860,000	1,207,225
3.000%, 5/15/42	500,000	443,828
		1,651,053
U.S. Treasury Notes - 14.8%
3.125%, 8/31/13	290,000	290,725
4.000%, 2/15/14	1,150,000	1,174,079
4.250%, 8/15/14	1,575,000	1,641,815
0.500%, 10/15/14	2,500,000	2,509,765
4.250%, 11/15/14	2,000,000	2,104,296
2.500%, 3/31/15	1,190,000	1,234,393
4.250%, 8/15/15	500,000	539,727
3.125%, 1/31/17	1,750,000	1,888,222
2.375%, 7/31/17	700,000	736,695
4.250%, 11/15/17	2,100,000	2,374,312
3.375%, 11/15/19	500,000	548,399
2.625%, 11/15/20	1,250,000	1,298,242
1.750%, 5/15/22	1,600,000	1,513,875
		17,854,545
Total U.S. Government and Agency Obligations ( Cost $19,268,567 )		19,505,598
	Shares
SHORT-TERM INVESTMENTS - 5.2%
State Street Institutional U.S. Government Money Market Fund	6,325,522	6,325,522
Total Short-Term Investments ( Cost $6,325,522 )		6,325,522

TOTAL INVESTMENTS - 100.6% ( Cost $101,965,319 )		121,572,436
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(668,387)

TOTAL NET ASSETS - 100.0%		$120,904,049

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of July 31, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Consumer Discretionary - 9.7%
McDonald's Corp.	4,500	$441,360
Omnicom Group Inc.	4,300	276,361
Target Corp.	4,900	349,125
Time Warner Inc.	5,800	361,108
Viacom Inc., Class B	3,500	254,695
		1,682,649
Consumer Staples - 12.7%
Coca-Cola Co./The	5,900	236,472
Diageo PLC, ADR	2,000	250,660
Nestle S.A., ADR	3,700	251,508
PepsiCo Inc.	4,900	409,346
Philip Morris International Inc.	3,200	285,376
Procter & Gamble Co./The	4,600	369,380
Sysco Corp.	5,300	182,903
Wal-Mart Stores Inc.	2,700	210,438
		2,196,083
Energy - 12.0%
Chevron Corp.	6,200	780,518
ConocoPhillips	6,000	389,160
Exxon Mobil Corp.	6,800	637,500
Occidental Petroleum Corp.	3,000	267,150
		2,074,328
Financials - 17.8%
Bank of New York Mellon Corp./The	7,100	223,295
BB&T Corp.	8,300	296,227
BlackRock Inc.	700	197,372
M&T Bank Corp.	2,300	268,778
Northern Trust Corp.	3,747	219,349
PartnerRe Ltd.	3,300	295,482
Travelers Cos. Inc./The	7,800	651,690
US Bancorp	12,500	466,500
Wells Fargo & Co.	11,000	478,500
		3,097,193
Health Care - 15.4%
Becton, Dickinson and Co.	2,100	217,812
Johnson & Johnson	7,800	729,300
Medtronic Inc.	6,200	342,488
Merck & Co. Inc.	11,700	563,589
Novartis AG, ADR	2,700	193,347
Pfizer Inc.	21,400	625,522
		2,672,058
Industrials - 14.5%
3M Co.	5,100	598,893
Boeing Co./The	2,600	273,260

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Dividend Income Fund Portfolio of Investments (unaudited)

Emerson Electric Co.	4,700	288,439
General Dynamics Corp.	2,500	213,350
United Parcel Service Inc., Class B	5,100	442,680
United Technologies Corp.	4,900	517,293
Waste Management Inc.	4,500	189,135
		2,523,050
Information Technology - 13.2%
Accenture PLC, Class A	5,000	369,050
Automatic Data Processing Inc.	4,000	288,360
Intel Corp.	7,400	172,420
Linear Technology Corp.	5,800	235,248
Microchip Technology Inc.	5,800	230,492
Microsoft Corp.	11,300	359,679
Oracle Corp.	5,500	177,925
QUALCOMM Inc.	7,000	451,850
		2,285,024
Telecommunication Service - 2.0%
AT&T Inc.	9,800	345,646
Total Common Stocks ( Cost $13,280,564 )		16,876,031
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund	616,039	616,039
Total Short-Term Investments ( Cost $616,039 )		616,039

TOTAL INVESTMENTS - 100.8% ( Cost $13,896,603 )		17,492,070
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(139,715)

TOTAL NET ASSETS - 100.0%		$17,352,355

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 80.4%
Consumer Discretionary - 11.6%
Advance Auto Parts Inc. (A)	14,000	$1,154,860
Best Buy Co. Inc. (A)	9,900	297,891
CBS Corp., Class B (A)	18,000	951,120
DIRECTV * (A)	15,000	949,050
Discovery Communications Inc., Class C * (A)	7,500	544,950
Lululemon Athletica Inc. * (A)	15,000	1,043,550
Panera Bread Co., Class A *	4,000	668,200
		5,609,621
Energy - 13.8%
Apache Corp. (A)	30,000	2,407,500
Canadian Natural Resources Ltd. (A)	50,000	1,551,000
Petroleo Brasileiro S.A., ADR	55,000	750,200
Schlumberger Ltd. (A)	24,000	1,951,920
		6,660,620
Financials - 5.5%
BB&T Corp. (A)	30,000	1,070,700
Morgan Stanley (A)	39,200	1,066,632
T. Rowe Price Group Inc.	7,000	529,661
		2,666,993
Health Care (A) - 5.2%
Allergan Inc.	11,000	1,002,320
Celgene Corp. *	4,500	660,870
Mylan Inc. *	25,000	839,000
		2,502,190
Industrials (A) - 8.4%
C.H. Robinson Worldwide Inc.	10,000	596,200
Expeditors International of Washington Inc.	60,000	2,419,200
United Technologies Corp.	10,000	1,055,700
		4,071,100
Information Technology - 30.6%
Communications Equipment (A) - 4.0%
QUALCOMM Inc.	30,000	1,936,500

Computers & Peripherals (A) - 7.4%
Apple Inc.	6,500	2,941,250
EMC Corp.	25,000	653,750
		3,595,000
Internet Software & Services (A) - 2.7%
eBay Inc. *	25,000	1,292,250

Semiconductors & Semiconductor Equipment (A) - 8.5%
Altera Corp.	40,000	1,422,400
Broadcom Corp., Class A	54,600	1,505,322

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Equity Income Fund Portfolio of Investments (unaudited)

Linear Technology Corp.	30,000	1,216,800
		4,144,522
Software (A) - 8.0%
Microsoft Corp.	40,000	1,273,200
Nuance Communications Inc. *	50,000	938,000
Oracle Corp.	51,000	1,649,850
		3,861,050
Materials - 5.3%
Freeport-McMoran Copper & Gold Inc.	35,000	989,800
Monsanto Co. (A)	7,500	740,850
Mosaic Co./The (A)	20,000	821,800
		2,552,450
Total Common Stocks ( Cost $41,099,964 )		38,892,296
EXCHANGE-TRADED FUNDS (A) - 5.6%
Powershares QQQ Trust Series 1	18,000	1,363,860
SPDR S&P 500 ETF Trust	8,000	1,349,280
Total Exchange-Traded Funds ( Cost $2,552,548 )		2,713,140
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.4%
U.S. Treasury Bill (B) (C) - 10.4%
0.036%, 10/10/13	$5,000,000	4,999,660
Total U.S. Government and Agency Obligations ( Cost $4,999,660 )		4,999,660
	Shares
SHORT-TERM INVESTMENTS - 8.2%
State Street Institutional U.S. Government Money Market Fund	3,983,810	3,983,810
Total Short-Term Investments ( Cost $3,983,810 )		3,983,810

TOTAL INVESTMENTS - 104.6% ( Cost $52,635,982 )		50,588,906
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(577,636)
TOTAL CALL & PUT OPTIONS WRITTEN - (3.4%)		(1,644,592)

TOTAL NET ASSETS - 100.0%		$48,366,678

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of July 31, 2013, the total amount segregated was $4,999,660.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 shares per contract)	Expiration	Exercise Price	Value (Note 1)
Advance Auto Parts Inc.	88	September 2013	85.00	16,720
Allergan Inc.	80	October 2013	90.00	33,600
Altera Corp.	200	September 2013	35.00	31,500
Apache Corp.	150	October 2013	85.00	24,525
Apple Inc.	20	August 2013	410.00	85,500
Apple Inc.	45	October 2013	475.00	41,512
BB&T Corp.	300	September 2013	34.00	55,350
Best Buy Co. Inc.	99	September 2013	29.00	24,156
Broadcom Corp., Class A	246	August 2013	36.00	123
Broadcom Corp., Class A	300	August 2013	37.00	450
C.H. Robinson Worldwide Inc.	100	August 2013	62.50	10,000
Canadian Natural Resources Ltd.	200	September 2013	32.00	16,000
Canadian Natural Resources Ltd.	300	September 2013	33.00	15,000
CBS Corp., Class B	180	September 2013	50.00	72,000
Celgene Corp.	45	August 2013	125.00	98,213
DIRECTV	50	August 2013	62.50	10,850
DIRECTV	100	September 2013	65.00	18,950
Discovery Communications Inc., Class C	35	August 2013	75.00	1,575
Discovery Communications Inc., Class C	40	September 2013	75.00	5,100
eBay Inc.	150	October 2013	52.50	33,000
EMC Corp.	250	August 2013	25.00	31,375
Expeditors International of Washington Inc.	200	August 2013	41.00	18,000
Linear Technology Corp.	300	August 2013	36.00	136,500
Lululemon Athletica Inc.	150	August 2013	67.50	45,000
Microsoft Corp.	150	October 2013	32.00	15,750
Microsoft Corp.	200	October 2013	35.00	3,700
Monsanto Co.	75	October 2013	105.00	12,225
Morgan Stanley	392	October 2013	26.00	84,868
Mosaic Co./The	60	September 2013	62.50	510
Mylan Inc.	250	October 2013	32.00	60,500
Nuance Communications Inc.	200	October 2013	20.00	17,000
Oracle Corp.	200	September 2013	32.00	26,000
Oracle Corp.	150	September 2013	34.00	6,600
Powershares QQQ Trust Series 1	180	August 2013	71.00	88,920
QUALCOMM Inc.	150	October 2013	62.50	51,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Equity Income Fund Portfolio of Investments (unaudited)

QUALCOMM Inc.	150	October 2013	65.00	30,000
Schlumberger Ltd.	190	August 2013	77.50	79,325
Schlumberger Ltd.	50	August 2013	82.50	4,375
SPDR S&P 500 ETF Trust	80	August 2013	160.00	73,120
United Technologies Corp.	100	August 2013	92.50	131,750
Total Call Options Written ( Premiums received $1,208,702 )				1,510,642

Put Options Written
Monsanto Co.	60	October 2013	95.00	16,200
Mosaic Co./The	100	September 2013	52.50	117,750
Total Put Options Written ( Premiums received $47,665 )				133,950
Total Value of Options Written ( Premiums received $1,256,367 )				1,644,592

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.4%
Consumer Discretionary - 10.7%
DIRECTV *	68,000	$4,302,360
McDonald's Corp.	26,000	2,550,080
Omnicom Group Inc.	41,000	2,635,070
Target Corp.	52,500	3,740,625
Time Warner Inc.	66,000	4,109,160
Viacom Inc., Class B	41,500	3,019,955
		20,357,250
Consumer Staples - 6.9%
Diageo PLC, ADR	15,999	2,005,155
Nestle S.A., ADR	32,000	2,175,200
Philip Morris International Inc.	32,000	2,853,760
Procter & Gamble Co./The	35,500	2,850,650
Wal-Mart Stores Inc.	40,000	3,117,600
		13,002,365
Energy - 12.8%
Apache Corp.	33,000	2,648,250
Chevron Corp.	44,500	5,602,105
ConocoPhillips	55,568	3,604,141
Exxon Mobil Corp.	27,500	2,578,125
National Oilwell Varco Inc.	45,000	3,157,650
Occidental Petroleum Corp.	33,029	2,941,232
Schlumberger Ltd.	46,000	3,741,180
		24,272,683
Financials - 26.9%
Capital Markets - 2.9%
Bank of New York Mellon Corp./The	110,052	3,461,135
BlackRock Inc.	7,500	2,114,700
		5,575,835
Commercial Banks - 8.7%
BB&T Corp.	90,000	3,212,100
M&T Bank Corp.	18,500	2,161,910
US Bancorp	136,500	5,094,180
Wells Fargo & Co.	139,058	6,049,023
		16,517,213
Insurance - 13.8%
American International Group Inc. *	106,000	4,824,060
Arch Capital Group Ltd. *	61,537	3,332,229
Berkshire Hathaway Inc., Class B *	49,500	5,735,565
Markel Corp. *	10,500	5,565,000
Travelers Cos. Inc./The	53,500	4,469,925
WR Berkley Corp.	52,084	2,206,799
		26,133,578
Real Estate Management & Development - 1.5%
Brookfield Asset Management Inc., Class A	75,000	2,772,750

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)

Health Care - 15.0%
Johnson & Johnson	64,000	5,984,000
Medtronic Inc.	69,526	3,840,616
Merck & Co. Inc.	148,500	7,153,245
Novartis AG, ADR	26,500	1,897,665
Pfizer Inc.	249,500	7,292,885
UnitedHealth Group Inc.	30,500	2,221,925
		28,390,336
Industrials - 14.9%
3M Co.	48,500	5,695,355
Boeing Co./The	26,500	2,785,150
Danaher Corp.	51,000	3,434,340
Emerson Electric Co.	39,000	2,393,430
FedEx Corp.	43,000	4,558,000
General Dynamics Corp.	26,000	2,218,840
United Parcel Service Inc., Class B	40,000	3,472,000
United Technologies Corp.	34,000	3,589,380
		28,146,495
Information Technology - 4.1%
International Business Machines Corp.	15,500	3,023,120
Oracle Corp.	65,000	2,102,750
QUALCOMM Inc.	42,500	2,743,375
		7,869,245
Materials - 1.8%
Mosaic Co./The	81,500	3,348,835

Telecommunication Service - 1.3%
AT&T Inc.	70,000	2,468,900
Total Common Stocks ( Cost $135,552,505 )		178,855,485
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund	9,369,473	9,369,473
Total Short-Term Investments ( Cost $9,369,473 )		9,369,473

TOTAL INVESTMENTS - 99.4% ( Cost $144,921,978 )		188,224,958
NET OTHER ASSETS AND LIABILITIES - 0.6%		1,208,790

TOTAL NET ASSETS - 100.0%		$189,433,748

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Disciplined Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.6%
Consumer Discretionary - 13.5%
CarMax Inc. *	48,680	$2,387,267
McDonald's Corp.	57,730	5,662,158
NIKE Inc., Class B	81,655	5,137,733
Omnicom Group Inc.	92,847	5,967,277
Target Corp.	77,810	5,543,962
		24,698,397
Consumer Staples - 5.0%
Diageo PLC, ADR	27,970	3,505,480
Nestle S.A., ADR	84,970	5,775,836
		9,281,316
Energy - 4.3%
Apache Corp.	38,044	3,053,031
Schlumberger Ltd.	58,986	4,797,331
		7,850,362
Financials - 19.2%
Berkshire Hathaway Inc., Class B *	71,990	8,341,482
Brookfield Asset Management Inc., Class A	131,895	4,876,158
M&T Bank Corp.	40,550	4,738,673
Markel Corp. *	12,285	6,511,050
Northern Trust Corp.	78,350	4,586,609
US Bancorp	164,750	6,148,470
		35,202,442
Health Care - 8.4%
Becton, Dickinson and Co.	51,795	5,372,177
Johnson & Johnson	67,025	6,266,838
Varian Medical Systems Inc. *	51,340	3,722,150
		15,361,165
Industrials - 19.3%
3M Co.	70,488	8,277,406
C.H. Robinson Worldwide Inc.	104,305	6,218,664
Copart Inc. *	141,770	4,608,943
Danaher Corp.	85,475	5,755,886
Jacobs Engineering Group Inc. *	54,830	3,245,936
PACCAR Inc.	70,100	3,944,527
United Parcel Service Inc., Class B	38,470	3,339,196
		35,390,558
Information Technology - 22.1%
Accenture PLC, Class A	91,345	6,742,174
Google Inc., Class A *	6,675	5,924,730
MICROS Systems Inc. *	107,270	5,227,267
Microsoft Corp.	215,750	6,867,323
Oracle Corp.	217,370	7,031,919
QUALCOMM Inc.	92,160	5,948,928
Visa Inc., Class A	15,759	2,789,501

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Disciplined Equity Fund Portfolio of Investments (unaudited)

		40,531,842
Materials - 1.8%
Mosaic Co./The	78,720	3,234,605
Total Common Stocks ( Cost $146,858,992 )		171,550,687
SHORT-TERM INVESTMENTS - 6.6%
State Street Institutional U.S. Government Money Market Fund	12,026,267	12,026,267
Total Short-Term Investments ( Cost $12,026,267 )		12,026,267

TOTAL INVESTMENTS - 100.2% ( Cost $158,885,259 )		183,576,954
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(308,045)

TOTAL NET ASSETS - 100.0%		$183,268,909

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.1%
Consumer Discretionary - 13.5%
CarMax Inc. *	11,260	$552,191
McDonald's Corp.	13,090	1,283,867
NIKE Inc., Class B	19,271	1,212,531
Omnicom Group Inc.	20,290	1,304,038
Target Corp.	18,080	1,288,200
		5,640,827
Consumer Staples - 5.0%
Diageo PLC, ADR	6,364	797,600
Nestle S.A., ADR	19,400	1,318,715
		2,116,315
Energy - 4.3%
Apache Corp.	8,863	711,256
Schlumberger Ltd.	13,329	1,084,047
		1,795,303
Financials - 19.0%
Berkshire Hathaway Inc., Class B *	16,271	1,885,321
Brookfield Asset Management Inc., Class A	30,315	1,120,745
M&T Bank Corp.	8,903	1,040,405
Markel Corp. *	2,767	1,466,510
Northern Trust Corp.	18,052	1,056,764
US Bancorp	37,249	1,390,133
		7,959,878
Health Care - 8.2%
Becton, Dickinson and Co.	11,397	1,182,097
Johnson & Johnson	15,193	1,420,545
Varian Medical Systems Inc. *	11,710	848,975
		3,451,617
Industrials - 19.5%
3M Co.	16,074	1,887,570
C.H. Robinson Worldwide Inc.	23,655	1,410,311
Copart Inc. *	30,375	987,491
Danaher Corp.	20,140	1,356,228
Jacobs Engineering Group Inc. *	12,740	754,208
PACCAR Inc.	17,230	969,532
United Parcel Service Inc., Class B	9,286	806,025
		8,171,365
Information Technology - 21.8%
Accenture PLC, Class A	20,675	1,526,022
Google Inc., Class A *	1,486	1,318,974
MICROS Systems Inc. *	24,920	1,214,352
Microsoft Corp.	48,123	1,531,755
Oracle Corp.	48,995	1,584,988
QUALCOMM Inc.	21,349	1,378,078
Visa Inc., Class A	3,351	593,160

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Investors Fund Portfolio of Investments (unaudited)

		9,147,329
Materials - 1.8%
Mosaic Co./The	18,355	754,207
Total Common Stocks ( Cost $30,643,638 )		39,036,841
SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund	2,970,153	2,970,153
Total Short-Term Investments ( Cost $2,970,153 )		2,970,153

TOTAL INVESTMENTS - 100.2% ( Cost $33,613,791 )		42,006,994
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(102,091)

TOTAL NET ASSETS - 100.0%		$41,904,903

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.6%
Consumer Discretionary - 19.8%
Amazon.com Inc. *	10,506	$3,164,617
CBS Corp., Class B	27,860	1,472,122
Chipotle Mexican Grill Inc. *	2,520	1,038,920
DIRECTV *	28,650	1,812,685
Discovery Communications Inc., Class C *	31,817	2,311,823
Home Depot Inc./The	26,355	2,082,836
Lululemon Athletica Inc. *	26,145	1,818,908
McDonald's Corp.	17,775	1,743,372
NIKE Inc., Class B	19,450	1,223,794
Omnicom Group Inc.	22,607	1,452,952
Panera Bread Co., Class A *	10,360	1,730,638
priceline.com Inc. *	2,598	2,274,991
Starbucks Corp.	29,950	2,133,638
TJX Cos. Inc.	41,365	2,152,635
Walt Disney Co./The	23,111	1,494,126
		27,908,057
Consumer Staples - 7.3%
Costco Wholesale Corp.	20,932	2,455,114
Nestle S.A., ADR	43,285	2,942,298
PepsiCo Inc.	16,445	1,373,816
Philip Morris International Inc.	39,800	3,549,364
		10,320,592
Energy - 5.0%
Apache Corp.	26,580	2,133,045
Schlumberger Ltd.	60,530	4,922,905
		7,055,950
Financials - 2.4%
Brookfield Asset Management Inc., Class A	45,428	1,679,473
T. Rowe Price Group Inc.	23,326	1,755,048
		3,434,521
Health Care - 8.4%
Allergan Inc.	20,155	1,836,524
Biogen Idec Inc. *	8,366	1,824,875
Celgene Corp. *	11,959	1,756,299
Cerner Corp. *	32,920	1,613,080
Johnson & Johnson	21,246	1,986,501
UnitedHealth Group Inc.	38,231	2,785,128
		11,802,407
Industrials - 14.8%
3M Co.	17,415	2,045,043
Boeing Co./The	19,781	2,078,983
Danaher Corp.	42,325	2,850,165
Emerson Electric Co.	30,067	1,845,212
Expeditors International of Washington Inc.	27,736	1,118,316

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

FedEx Corp.	13,585	1,440,010
Jacobs Engineering Group Inc. *	23,830	1,410,736
Roper Industries Inc.	12,949	1,631,056
United Parcel Service Inc., Class B	27,313	2,370,768
United Technologies Corp.	28,219	2,979,080
W.W. Grainger Inc.	4,040	1,059,046
		20,828,415
Information Technology - 28.4%
Communications Equipment - 3.3%
QUALCOMM Inc.	71,022	4,584,470

Computers & Peripherals - 5.0%
Apple Inc.	15,608	7,062,620

Internet Software & Services - 5.0%
eBay Inc. *	45,578	2,355,927
Google Inc., Class A *	5,225	4,637,710
		6,993,637
IT Services - 5.5%
Accenture PLC, Class A	38,982	2,877,261
International Business Machines Corp.	13,390	2,611,586
Visa Inc., Class A	13,095	2,317,946
		7,806,793
Semiconductors & Semiconductor Equipment - 1.4%
Linear Technology Corp.	50,475	2,047,266

Software - 8.2%
MICROS Systems Inc. *	38,286	1,865,677
Microsoft Corp.	168,175	5,353,010
Oracle Corp.	134,620	4,354,957
		11,573,644
Materials - 4.5%
Ecolab Inc.	14,473	1,333,542
Monsanto Co.	33,522	3,311,303
Mosaic Co./The	40,516	1,664,803
		6,309,648
Total Common Stocks ( Cost $101,223,048 )		127,728,020
SHORT-TERM INVESTMENTS - 9.4%
State Street Institutional U.S. Government Money Market Fund	13,245,216	13,245,216
Total Short-Term Investments ( Cost $13,245,216 )		13,245,216

TOTAL INVESTMENTS - 100.0% ( Cost $114,468,264 )		140,973,236
NET OTHER ASSETS AND LIABILITIES - 0.0%		(26,972)

TOTAL NET ASSETS - 100.0%		$140,946,264

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.7%
Consumer Discretionary - 25.6%
Media - 8.7%
Discovery Communications Inc., Class C *	105,379	$7,656,838
Liberty Global PLC *	131,878	10,175,707
Omnicom Group Inc.	183,649	11,803,121
		29,635,666
Specialty Retail - 16.9%
Advance Auto Parts Inc.	135,427	11,171,373
Bed Bath & Beyond Inc. *	143,264	10,955,398
CarMax Inc. *	185,600	9,101,824
Ross Stores Inc.	129,432	8,732,777
Tiffany & Co.	96,583	7,679,315
TJX Cos. Inc.	187,405	9,752,556
		57,393,243
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	44,244	3,208,132

Energy - 4.2%
Ensco PLC, Class A	116,630	6,687,564
World Fuel Services Corp.	198,559	7,692,176
		14,379,740
Financials - 24.1%
Arch Capital Group Ltd. *	180,552	9,776,891
Brookfield Asset Management Inc., Class A	332,620	12,296,961
Brown & Brown Inc.	220,853	7,285,940
Glacier Bancorp Inc.	313,440	7,629,130
Leucadia National Corp.	277,494	7,445,164
M&T Bank Corp.	75,771	8,854,599
Markel Corp. *	32,911	17,442,830
WR Berkley Corp.	265,291	11,240,380
		81,971,895
Health Care - 10.4%
DENTSPLY International Inc.	204,603	8,773,377
Laboratory Corp. of America Holdings *	104,226	10,082,823
Perrigo Co.	56,716	7,054,903
Techne Corp.	126,659	9,339,835
		35,250,938
Industrials - 17.1%
C.H. Robinson Worldwide Inc.	162,868	9,710,190
Colfax Corp. *	131,960	7,003,117
Copart Inc. *	329,463	10,710,842
Expeditors International of Washington Inc.	237,110	9,560,275
Jacobs Engineering Group Inc. *	108,937	6,449,071
Ritchie Bros Auctioneers Inc.	320,309	6,165,948
Wabtec Corp.	146,306	8,494,527

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Mid Cap Fund Portfolio of Investments (unaudited)

		58,093,970
Information Technology - 4.7%
Amphenol Corp., Class A	86,037	6,759,067
MICROS Systems Inc. *	188,955	9,207,777
		15,966,844
Materials - 5.6%
Crown Holdings Inc. *	276,653	12,125,701
Ecolab Inc.	74,465	6,861,205
		18,986,906
Total Common Stocks ( Cost $221,699,835 )		314,887,334
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund	25,536,745	25,536,745
Total Short-Term Investments ( Cost $25,536,745 )		25,536,745

TOTAL INVESTMENTS - 100.2% ( Cost $247,236,580 )		340,424,079
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(589,033)

TOTAL NET ASSETS - 100.0%		$339,835,046

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Consumer Discretionary - 12.4%
Ascena Retail Group Inc. *	34,400	$656,696
Cato Corp./The, Class A	20,520	577,638
CEC Entertainment Inc.	15,400	640,486
Choice Hotels International Inc.	3,100	128,867
Fred's Inc., Class A	32,500	559,000
Helen of Troy Ltd. *	16,100	683,928
Matthews International Corp., Class A	14,100	545,388
Stage Stores Inc.	16,700	416,832
		4,208,835
Consumer Staples - 2.3%
Casey's General Stores Inc.	7,200	476,856
Post Holdings Inc. *	6,400	296,896
		773,752
Energy - 5.9%
Bristow Group Inc.	2,400	163,224
Diamondback Energy Inc. *	8,000	305,440
Era Group Inc. *	11,760	286,826
Halcon Resources Corp. *	17,012	93,226
Scorpio Tankers Inc.	69,500	691,525
SEACOR Holdings Inc.	5,360	469,322
		2,009,563
Financials - 20.0%
AMERISAFE Inc.	7,700	275,121
Assured Guaranty Ltd.	12,500	270,500
Campus Crest Communities Inc., REIT	33,700	382,495
DiamondRock Hospitality Co., REIT	28,784	279,205
First Busey Corp.	40,630	202,744
First Midwest Bancorp Inc.	35,500	542,085
First Niagara Financial Group Inc.	35,780	382,488
Flushing Financial Corp.	18,220	345,451
Hancock Holding Co.	9,500	311,220
International Bancshares Corp.	25,320	612,997
Mack-Cali Realty Corp., REIT	8,300	199,698
MB Financial Inc.	15,300	440,334
Northwest Bancshares Inc.	40,400	558,328
Platinum Underwriters Holdings Ltd.	5,900	342,731
Primerica Inc.	13,800	566,352
Summit Hotel Properties Inc., REIT	26,200	265,144
Webster Financial Corp.	23,700	645,588
Westamerica Bancorporation	2,900	139,171
		6,761,652
Health Care - 11.7%
Allscripts Healthcare Solutions Inc. *	23,800	376,278
Amsurg Corp. *	16,900	660,959

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Small Cap Fund Portfolio of Investments (unaudited)

Charles River Laboratories International Inc. *	18,600	847,044
Corvel Corp. *	13,300	450,737
Haemonetics Corp. *	1,800	75,996
ICON PLC *	14,000	549,080
ICU Medical Inc. *	8,300	595,027
STERIS Corp.	9,000	405,180
		3,960,301
Industrials – 19.3%
ACCO Brands Corp. *	59,800	395,278
Acuity Brands Inc.	3,820	330,430
Albany International Corp., Class A	17,800	614,278
Atlas Air Worldwide Holdings Inc. *	9,300	415,152
Carlisle Cos. Inc.	3,960	268,250
Cubic Corp.	8,600	434,730
ESCO Technologies Inc.	13,200	457,116
G&K Services Inc., Class A	13,200	697,092
GATX Corp.	11,700	528,606
Mueller Industries Inc.	14,800	812,372
Standard Parking Corp. *	18,900	435,078
United Stationers Inc.	19,520	807,933
UTi Worldwide Inc.	21,300	351,450
		6,547,765
Information Technology – 13.3%
Belden Inc.	21,622	1,267,265
Coherent Inc.	5,500	311,740
Diebold Inc.	16,400	535,624
Forrester Research Inc.	13,810	484,455
MAXIMUS Inc.	7,700	289,597
MTS Systems Corp.	7,100	447,655
ScanSource Inc. *	12,500	445,125
Verint Systems Inc. *	9,000	322,020
Zebra Technologies Corp., Class A *	8,900	410,913
		4,514,394
Materials - 7.9%
Aptargroup Inc.	8,300	484,637
Deltic Timber Corp.	6,400	386,112
Greif Inc., Class A	5,800	320,856
Innospec Inc.	10,800	463,536
Koppers Holdings Inc.	8,900	343,985
Sensient Technologies Corp.	7,300	321,273
Zep Inc.	25,900	338,772
		2,659,171
Utilities - 4.5%
Atmos Energy Corp.	10,000	442,400
Laclede Group Inc./The	6,100	279,746
New Jersey Resources Corp.	3,850	172,326
UNS Energy Corp.	7,200	366,120

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Small Cap Fund Portfolio of Investments (unaudited)

WGL Holdings Inc.	6,000	275,820
		1,536,412
Total Common Stocks ( Cost $23,835,310 )		32,971,845
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund	1,535,125	1,535,125
Total Short-Term Investments ( Cost $1,535,125 )		1,535,125

TOTAL INVESTMENTS - 101.8% ( Cost $25,370,435 )		34,506,970
NET OTHER ASSETS AND LIABILITIES - (1.8%)		(604,880)

TOTAL NET ASSETS - 100.0%		$33,902,090

*	Non-income producing.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

NorthRoad International Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.0%
Australia - 1.7%
BHP Billiton Ltd., ADR	8,277	$519,216

Brazil - 1.8%
Petroleo Brasileiro S.A., ADR	40,524	552,747

Cayman Islands - 2.1%
Baidu Inc., ADR *	4,951	655,067

France - 14.8%
AXA S.A., ADR	32,627	720,078
Carrefour S.A., ADR	69,691	423,024
LVMH Moet Hennessy Louis Vuitton S.A.	3,610	656,270
Sanofi, ADR	18,345	944,401
Schneider Electric S.A., ADR	62,205	983,461
Total S.A., ADR	16,941	898,720
		4,625,954
Germany - 5.2%
Allianz SE, ADR	47,159	732,379
SAP AG, ADR	12,011	875,482
		1,607,861
Ireland - 2.1%
CRH PLC, ADR	30,986	654,114

Israel - 2.1%
Teva Pharmaceutical Industries Ltd., ADR	16,629	660,171

Italy - 2.5%
Eni SpA, ADR	17,385	767,548

Japan - 8.3%
Canon Inc., ADR	17,560	541,550
Mitsubishi UFJ Financial Group Inc., ADR	129,371	808,569
NTT DOCOMO Inc., ADR	35,100	535,977
Secom Co. Ltd., ADR	51,350	706,576
		2,592,672
Jersey - 2.8%
WPP PLC, ADR	9,740	877,477

Netherlands - 2.5%
Akzo Nobel N.V., ADR	38,646	785,287

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, ADR	55,916	655,895

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

NorthRoad International Fund Portfolio of Investments (unaudited)

Switzerland - 20.3%
ABB Ltd., ADR *	35,075	773,053
Credit Suisse Group AG, ADR *	24,428	715,252
Givaudan S.A., ADR	24,036	666,999
Nestle S.A., ADR	14,737	1,001,748
Novartis AG, ADR	20,062	1,436,640
Roche Holding AG, ADR	14,495	888,688
Syngenta AG, ADR	10,977	867,622
		6,350,002
United Kingdom - 26.7%
Compass Group PLC, ADR	48,450	666,188
Diageo PLC, ADR	7,242	907,640
GlaxoSmithKline PLC, ADR	18,976	967,017
HSBC Holdings PLC, ADR	15,898	902,211
Imperial Tobacco Group PLC, ADR	10,951	735,250
Reed Elsevier PLC, ADR	16,475	853,734
Royal Dutch Shell PLC, ADR	12,694	867,635
Tesco PLC, ADR	54,611	918,557
Unilever PLC, ADR	17,717	719,842
Vodafone Group PLC, ADR	26,745	801,013
		8,339,087
Total Common Stocks ( Cost $26,003,816 )		29,643,098
SHORT-TERM INVESTMENTS - 4.9%
United States - 4.9%
State Street Institutional U.S. Government Money Market Fund	1,541,066	1,541,066
Total Short-Term Investments ( Cost $1,541,066 )		1,541,066

TOTAL INVESTMENTS - 99.9% ( Cost $27,544,882 )		31,184,164
NET OTHER ASSETS AND LIABILITIES - 0.1%		39,757

TOTAL NET ASSETS - 100.0%		$31,223,921

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Mosaic Tax-Free Trust | July 31, 2013

NorthRoad International Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
Consumer Discretionary	9.8%
Consumer Staples	15.1%
Energy	9.9%
Financials	12.4%
Health Care	15.7%
Industrials	7.9%
Information Technology	8.7%
Materials	11.2%
Money Market Funds	4.9%
Telecommunication Services	4.3%
Net Other Assets and Liabilities	0.1%
100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.7%
Australia - 0.8%
Ansell Ltd.	27,732	$462,145

Belgium - 2.4%
Anheuser-Busch InBev N.V.	13,871	1,335,649

Bermuda - 1.2%
Signet Jewelers Ltd.	9,476	685,883

Brazil - 0.6%
Estacio Participacoes S.A.	47,000	363,004

Canada - 2.3%
MacDonald Dettwiler & Associates Ltd.	8,800	658,094
Rogers Communications Inc.	16,000	639,314
		1,297,408
Denmark - 1.0%
Carlsberg AS	5,365	531,785

Finland - 1.6%
Sampo	19,836	869,776

France - 7.9%
BNP Paribas S.A.	21,266	1,375,943
Sanofi	12,933	1,379,358
Technip S.A.	5,576	615,326
Valeo S.A.	12,318	977,008
		4,347,635
Germany - 7.2%
Bayer AG	12,058	1,401,212
Bayerische Motoren Werke AG	7,766	760,295
Merck KGaA	6,140	1,015,326
SAP AG	11,295	830,804
		4,007,637
Indonesia - 0.9%
Bank Mandiri Persero Tbk PT, ADR	56,000	474,880

Ireland - 2.3%
James Hardie Industries PLC	80,937	672,212
Ryanair Holdings PLC, ADR	11,200	577,024
		1,249,236
Italy - 2.6%
Atlantia SpA	35,516	673,767
Eni SpA	33,894	748,959
		1,422,726

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

Japan - 17.9%
AEON Financial Service Co. Ltd.	23,100	674,055
Asahi Group Holdings Ltd.	28,100	717,209
Asics Corp.	45,590	767,827
Daikin Industries Ltd.	11,400	475,048
Daiwa House Industry Co. Ltd.	33,000	607,691
Don Quijote Co. Ltd.	20,200	1,058,380
Japan Tobacco Inc.	22,900	801,067
Komatsu Ltd.	28,200	630,187
LIXIL Group Corp.	34,800	818,196
Makita Corp.	9,000	469,717
Seven & I Holdings Co. Ltd.	23,100	872,945
Sumitomo Mitsui Financial Group Inc.	28,300	1,296,349
Yahoo Japan Corp.	1,305	695,751
		9,884,422
Jersey - 2.9%
Glencore Xstrata PLC	120,806	509,979
Informa PLC	139,365	1,113,047
		1,623,026
Luxembourg - 1.3%
RTL Group *	7,968	712,335

Netherlands - 2.0%
European Aeronautic Defence and Space Co. N.V.	13,116	783,192
Koninklijke KPN N.V. *	122,702	323,372
		1,106,564
New Zealand - 0.5%
Telecom Corp. of New Zealand Ltd.	157,542	283,115

Norway - 0.8%
Petroleum Geo-Services ASA	34,624	466,232

Philippines - 1.4%
Alliance Global Group Inc.	387,500	234,213
BDO Unibank Inc.	123,070	229,534
LT Group Inc.	655,600	313,988
		777,735
Russia - 0.9%
Sberbank of Russia	167,858	485,110

South Africa - 1.1%
Mediclinic International Ltd.	83,664	585,067

South Korea - 1.8%
Hyundai Mobis	2,215	540,232
Samsung Electronics Co. Ltd., GDR	758	434,334
		974,566

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

Spain - 3.6%
International Consolidated Airlines Group S.A. *	123,906	548,700
Mediaset Espana Comunicacion S.A. *	57,624	598,869
Red Electrica Corp. S.A.	15,319	855,027
		2,002,596
Sweden - 4.9%
Assa Abloy AB	21,005	930,025
Electrolux AB	8,061	234,849
Getinge AB	11,189	413,699
Swedbank AB	31,510	759,935
Volvo AB	24,483	360,964
		2,699,472
Switzerland - 5.9%
GAM Holding AG *	33,507	535,851
Novartis AG	27,524	1,980,764
Swatch Group AG/The	1,242	738,128
		3,254,743
Thailand - 0.7%
Krung Thai Bank PCL	655,300	370,569

Turkey - 1.1%
KOC Holding AS	60,362	266,273
Turkcell Iletisim Hizmetleri AS *	60,626	353,870
		620,143
United Kingdom - 18.1%
BG Group PLC	25,219	455,194
British American Tobacco PLC	19,407	1,035,073
Direct Line Insurance Group PLC	203,273	701,332
Ladbrokes PLC	76,092	246,558
Lloyds Banking Group PLC *	946,137	985,496
Prudential PLC	69,817	1,239,461
Reed Elsevier PLC	55,346	714,817
Rexam PLC	150,517	1,126,094
Royal Dutch Shell PLC	38,264	1,302,720
Standard Chartered PLC	34,076	790,272
Taylor Wimpey PLC	278,961	451,954
Unilever PLC	23,419	950,862
		9,999,833
Total Common Stocks ( Cost $41,385,689 )		52,893,292
SHORT-TERM INVESTMENTS - 1.8%
United States - 1.8%
State Street Institutional U.S. Government Money Market Fund	995,619	995,619
Total Short-Term Investments ( Cost $995,619 )		995,619

TOTAL INVESTMENTS - 97.5% ( Cost $42,381,308 )		53,888,911

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

NET OTHER ASSETS AND LIABILITIES - 2.5%	1,405,378

TOTAL NET ASSETS - 100.0%	$55,294,289

*	Non-income producing.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
Consumer Discretionary	18.0%
Consumer Staples	11.9%
Energy	6.5%
Financials	20.6%
Health Care	13.1%
Industrials	13.4%
Information Technology	3.6%
Materials	4.2%
Money Market Funds	1.8%
Telecommunication Services	2.9%
Utilities	1.5%
Net Other Assets and Liabilities	2.5%
100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds (the “Trust”) values securities and other investments for its various series of shares (each, a “Fund”) as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the current value of the portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the “Allocation Funds”) consist primarily of shares of underlying funds, the NAV of each Allocation Fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.
2. Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of July 31, 2013, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of July 31, 2013, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/13
Conservative Allocation	70,108,624	—	—	70,108,624
Moderate Allocation	142,366,180	—	—	142,366,180
Aggressive Allocation	53,335,944	—	—	53,335,944
Cash Reserves[1]	997,355	24,608,776	—	25,606,131
Tax-Free Virginia
Long Term Municipal Bonds	—	22,467,968	—	22,467,968
Tax-Free National
Long Term Municipal Bonds	—	27,802,675	—	27,802,675
Government Bond
Mortgage Backed	—	443,206	—	443,206
U.S. Government and Agency Obligations	—	4,232,246	—	4,232,246
Short-Term Investments	101,829	—	—	101,829
	101,829	4,675,452	—	4,777,281
High Quality Bond
Corporate Notes and Bonds	—	46,629,391	—	46,629,391
U.S. Government and Agency Obligations	—	63,064,182	—	63,064,182
Short-Term Investments	2,988,884	—	—	2,988,884
	2,988,884	109,693,573	—	112,682,457
Core Bond
Asset Backed	—	592,029	—	592,029
Corporate Notes and Bonds	—	33,952,740	—	33,952,740
Long Term Municipal Bonds	—	1,551,120	—	1,551,120
Mortgage Backed	—	21,555,520	—	21,555,520
U.S. Government and Agency Obligations	—	83,315,396	—	83,315,396
Short-Term Investments	11,318,862	—	—	11,318,862

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

	11,318,862	140,966,805	—	152,285,667
Corporate Bond Fund
Corporate Notes and Bonds	—	19,132,753	—	19,132,753
Short-Term Investments	766,399	—	—	766,399
	766,399	19,132,753	—	19,899,152
High Income
Corporate Notes and Bonds	—	52,855,082	—	52,855,082
Short-Term Investments	445,567	—	—	445,567
	445,567	52,855,082	—	53,300,649
Diversified Income
Common Stocks	69,597,433	—	—	69,597,433
Asset Backed	—	100,242	—	100,242
Corporate Notes and Bonds	—	16,896,616	—	16,896,616
Long Term Municipal Bonds	—	310,224	—	310,224
Mortgage Backed	—	8,836,801	—	8,836,801
U.S. Government and Agency Obligations	—	19,505,598	—	19,505,598
Short-Term Investments	6,325,522	—	—	6,325,522
	75,922,955	45,649,481	—	121,572,436
Dividend Income
Common Stocks	16,876,031	—	—	16,876,031
Short-Term Investments	616,039	—	—	616,039
	17,492,070	—	—	17,492,070
Equity Income
Assets:
Common Stocks	38,892,296	—	—	38,892,296
Exchange Traded	2,713,140	—	—	2,713,140
U.S. Government and Agency Obligations	—	4,999,660		4,999,660
Short-Term Investments	3,983,810	—		3,983,810
	45,589,246	4,999,660		50,588,906
Liabilities:
Options Written	1,644,592	—	—	1,644,592
Large Cap Value
Common Stocks	178,855,485	—	—	178,855,485
Short-Term Investments	9,369,473	—	—	9,369,473
	188,224,958	—	—	188,224,958
Disciplined Equity
Common Stocks	171,550,687	—	—	171,550,687
Short-Term Investments	12,026,267	—	—	12,026,267
	183,576,954	—	—	183,576,954
Investors
Common Stocks	39,036,841	—	—	39,036,841

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

Short-Term Investments	2,970,153	—	—	2,970,153
	42,006,994	—	—	42,006,994
Large Cap Growth
Common Stock	127,728,020	—	—	127,728,020
Short-Term Investments	13,245,216	—	—	13,245,216
	140,973,236	—	—	140,973,236
Mid Cap
Common Stocks	314,887,334	—	—	314,887,334
Short-Term Investments	25,536,745	—	—	25,536,745
	340,424,079	—	—	340,424,079
Small Cap
Common Stocks	32,971,845	—	—	32,971,845
Short-Term Investments	1,535,125	—	—	1,535,125
	34,506,970	—	—	34,506,970
NorthRoad International
Common Stocks
Australia	519,216	—	—	519,216
Brazil	552,747	—	—	552,747
Cayman Islands	655,067	—	—	655,067
France	3,969,684	656,270		4,625,954
Germany	1,607,861	—	—	1,607,861
Ireland	654,114	—	—	654,114
Israel	660,171	—	—	660,171
Italy	767,548	—	—	767,548
Japan	2,592,672	—	—	2,592,672
Jersey	877,477	—	—	877,477
Netherlands	785,287	—	—	785,287
Sweden	655,895	—	—	655,895
Switzerland	6,350,002	—	—	6,350,002
United Kingdom	8,339,087	—	—	8,339,087
Short-Term Investments	1,541,066	—	—	1,541,066
	30,527,894	656,270	—	31,184,164
International Stock
Common Stocks
Australia	—	462,145	—	462,145
Belgium	—	1,335,649	—	1,335,649
Bermuda	—	685,883	—	685,883
Brazil	—	363,004	—	363,004
Canada	—	1,297,408	—	1,297,408
Denmark	—	531,785	—	531,785
Finland	—	869,776	—	869,776
France	—	4,347,635	—	4,347,635
Germany	—	4,007,637	—	4,007,637
Indonesia	474,880	—	—	474,880

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

Ireland	577,024	672,212	—	1,249,236
Italy	—	1,422,726	—	1,422,726
Japan	—	9,884,422	—	9,884,422
Jersey	—	1,623,026	—	1,623,026
Luxembourg	—	712,335	—	712,335
Netherlands	—	1,106,564	—	1,106,564
New Zealand	—	283,115	—	283,115
Norway	—	466,232	—	466,232
Philippines	—	777,735	—	777,735
Russia	—	485,110	—	485,110
South Africa	—	585,067	—	585,067
South Korea	—	974,566	—	974,566
Spain	—	2,002,596	—	2,002,596
Sweden	—	2,699,472	—	2,699,472
Switzerland	—	3,254,743	—	3,254,743
Thailand	—	370,569	—	370,569
Turkey	—	620,143	—	620,143
United Kingdom	—	9,999,833	—	9,999,833
Short-Term Investments	995,619	—	—	995,619
	2,047,523	51,841,388	—	5,388,911
1 At July 31, 2013 all Level 2 securities held are Short Term Investments. See respective Portfolio of Investments.
Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund’s financial position, results of operations and cash flows.
The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$—	Options Written	$1,644,592

New Accounting Pronouncement: In December 2011, the International Accounting Standards Board (IASB) and the FASB issued Accounting Standards Update (ASU) 2011-11 "Disclosures about Offsetting Assets and Liabilities." These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio's financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of Generally Accepted Accounting Principles in the United States (U.S. GAAP) and those entities that prepare their financial statements on the basis of International Financial Reporting Standard (IFRS). ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management has evaluated the implications of ASU 2011-11 and its impact on financial statement disclosures and adopted the disclosures required by this update.
3. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At July 31, 2013, investments in securities of the Core Bond, Corporate Bond and Diversified Income Funds include issues that are illiquid. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at July 31, 2013, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund
AbbVie Inc.	11/05/12	99,535
American Association of Retired Persons	5/16/02	785,468
ERAC USA Finance LLC	12/16/04	621,690
Liberty Mutual Group Inc.	6/13/13	745,284
		2,251,977

Corporate Bond Fund
AbbVie Inc.	11/05/12	398,137
Liberty Mutual Group Inc.	6/13/13	99371
		$497,508
Diversified Income Fund
AbbVie Inc.	11/05/12	298,602
American Association of Retired Persons	5/16/02	785,468
ERAC USA Finance LLC	12/16/04	351,390
		1,435,460

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund enters into these contracts primarily to protect the Fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Tax-Free Virginia and Tax-Free National Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.
The Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are fund of funds, meaning that each invests primarily in the shares of other registered investment companies (the “underlying Funds”), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.
Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its (their) peer(s). Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word "security" itself seems a misnomer. Although the

Madison Funds | July 31, 2013

Notes to Portfolio of Investments (unaudited)

Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances produce a material loss of the value of some or all the securities we manage for you in the Funds.
Please see the most current version of the Fund's prospectus(es) for a more detailed discussion of risks associated with investing in the Funds.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: September 24, 2013

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: September 24, 2013